Annual Report
December 31, 2023
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Resource Variable Account B:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that compromise Symetra Resource Variable Account B (the Separate Account), as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two‑year period then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for each of the years in the four‑year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations and changes in net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the four‑year period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for the year ended December 31, 2019 were audited by other independent registered public accountants whose report, dated April 30, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with fund companies or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 24, 2024

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Appendix

AB Discovery Value Portfolio - Class A (1)

ALPS/Alerian Energy Infrastructure-Class I

American Century Balanced

American Century International

American Century Mid Cap Value

American Century Value

American Funds IS Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS New World Fund

BlackRock Capital Appreciation I

BlackRock Global Allocation I

BlackRock High Yield I

BNY Mellon Appreciation

BNY Mellon MidCap Stock

BNY Mellon Stock Index

BNY Mellon Sustainable U.S. Equity

BNY Mellon Technology Growth

Columbia Income Opportunities

Columbia VP Select Mid Cap Growth Fund - Class 1

Columbia VP Overseas Core Fund - Class 1

Delaware VIP Emerging Markets

Delaware VIP Small Cap Value

DFA VA Global Bond

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short Term Fixed Portfolio

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value

DWS Alternative Asset Allocation VIP A

DWS CROCI International VIP - Class A

DWS Global Income Builder VIP A

Eaton Vance VT Floating-Rate Income Fund Advisor Class

Federated Hermes High Income Bond

Federated Hermes Managed Volatility II

Fidelity Contrafund

Fidelity Energy

Fidelity Equity-Income

Fidelity Financials Portfolio – Initial Class (1)

Fidelity Government Money Market Portfolio - Initial Class

Fidelity Government Money Market Portfolio - Service Class II

Fidelity Growth

Fidelity Growth & Income

Fidelity Growth Opportunities

Fidelity Investment Grade Bond

Fidelity Mid Cap I

Fidelity Real Estate

Fidelity Strategic Income

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Mutual Global Discovery VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 2

Franklin Rising Dividends VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin Strategic Income VIP Fund - Class 1

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Franklin U.S. Government Securities VIP Fund - Class 1

Franklin U.S. Government Securities VIP Fund - Class 2

Invesco American Franchise Fund I

Invesco EQV International Equity I

Invesco EQV International Equity II

Invesco Global Real Estate

Janus Henderson Enterprise Portfolio

Janus Henderson Flexible Bond

Janus Henderson Mid Cap Value Portfolio

LVIP Delaware Smid Cap Core

LVIP JPMorgan Mid Cap Value Fund - Standard Class (1)

LVIP JPMorgan U.S. Equity Fund - Standard Class (1)

Merger VL

MFS Growth Series

MFS New Discovery Series

MFS Utilities Series

MFS International Growth Portfolio

MFS International Intrinsic Value Portfolio

PIMCO All Asset Institutional Class

PIMCO CommodityRealReturn Strat. Institutional Class

PIMCO Dynamic Bond - Institutional Class

PIMCO Emerging Markets Bond Institutional Class

PIMCO Global Bond Opportunities (Unhedged) - Institutional Class

PIMCO Low Duration Institutional Class

PIMCO Real Return Institutional Class

PIMCO StocksPLUS Global Portfolio Institutional Class

PIMCO Total Return Institutional Class

Pioneer Bond VCT Class I

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Pioneer Equity Income VCT Class II

Pioneer Fund VCT Class I

Pioneer High Yield VCT Class II

Pioneer Mid Cap Value VCT Class I

Pioneer Select Mid Cap Growth VCT Class I

Pioneer Strategic Income VCT Class I

Pioneer Strategic Income VCT Class II

Royce Capital Micro-Cap

Royce Capital Small-Cap
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth

T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio

T. Rowe Price International Stock Portfolio

Templeton Developing Markets VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 1

Templeton Growth VIP Fund - Class 2

TVST Touchstone Common Stock Fund

VanEck Global Resources Fund

Vanguard Balanced

Vanguard Capital Growth

Vanguard Equity Income

Vanguard Equity Index
Vanguard High Yield Bond

Vanguard International

Vanguard Mid-Cap Index

Vanguard Real Estate Index

Vanguard Short Term Investment Grade

Vanguard Small Company Growth

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Vanguard Total Bond Market Index

Vanguard Total Stock Market Index

Virtus Duff & Phelps Real Estate Securities Series I

Virtus KAR Small-Cap Growth Series I

VY JPMorgan Emerging Markets Equity Portfolio Initial

The following sub-accounts had varying audited periods defined in the table below:

Sub-account	Statements of Assets and Liabilities	Statements of Operations and Changes in Net Assets	Financial Highlights
Janus Henderson Enterprise Portfolio	Not presented - no net assets at December 31, 2023	No difference	No difference
MFS Growth Series	Not presented - no net assets at December 31, 2023	No difference	No difference
PIMCO StocksPLUS Global Portfolio Institutional Class	Not presented - no net assets at December 31, 2023	No difference	No difference
Royce Capital Micro-Cap	Not presented - no net assets at December 31, 2023	No difference	No difference

(1) See Note 1 of the financial statements for the former name of the sub-account

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2023

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
AB Discovery Value Portfolio - Class A1	735	$11,493	$13,017	$—	$13,017	427
ALPS/Alerian Energy Infrastructure-Class I	54,991	504,395	595,543	—	595,543	42,895
American Century Balanced	16,033	121,552	122,648	—	122,648	4,518
American Century International	20,590	222,007	217,840	—	217,840	12,486
American Century Mid Cap Value	232	4,721	4,506	—	4,506	145
American Century Value	28,966	330,668	353,096	—	353,096	11,102
American Funds IS Growth Fund	1,014	82,685	100,875	—	100,875	2,198
American Funds IS Growth-Income Fund	849	46,333	50,312	—	50,312	1,451
American Funds IS International Fund	831	15,621	14,545	—	14,545	923
American Funds IS New World Fund	432	10,938	11,017	—	11,017	659
BlackRock Capital Appreciation I	2,721	23,868	23,120	—	23,120	518
BlackRock Global Allocation I	5,403	92,511	88,128	—	88,128	4,750
BlackRock High Yield I	6,196	44,326	42,380	244	42,624	2,470
BNY Mellon Appreciation	1,497	54,550	52,428	—	52,428	1,401
BNY Mellon MidCap Stock	10,419	195,526	194,640	—	194,640	4,920
BNY Mellon Stock Index	2,366	133,112	163,848	—	163,848	3,004
BNY Mellon Sustainable U.S. Equity	1,909	73,092	85,908	—	85,908	3,497
BNY Mellon Technology Growth	430	9,143	12,024	—	12,024	545
Columbia Income Opportunities	13,046	104,392	82,844	—	82,844	5,084
Columbia VP Overseas Core Fund - Class 1	64	783	844	—	844	44
Columbia VP Select Mid Cap Growth Fund - Class 1	3,493	64,924	158,593	—	158,593	4,938
Delaware VIP Emerging Markets	8,798	222,426	194,011	—	194,011	12,472
Delaware VIP Small Cap Value	1,611	58,388	61,868	—	61,868	2,285
DFA VA Global Bond	3,384	35,405	32,860	—	32,860	3,043
DFA VA International Small Portfolio	2,148	21,628	25,508	—	25,508	1,140
DFA VA International Value Portfolio	2,463	24,565	33,535	—	33,535	1,645
DFA VA Short Term Fixed Portfolio	29,786	304,156	298,759	—	298,759	28,677
DFA VA U.S. Large Value Portfolio	10,658	328,358	346,834	—	346,834	10,513
DFA VA U.S. Targeted Value	10,920	254,587	246,791	—	246,791	6,632
DWS Alternative Asset Allocation VIP A	3,191	40,639	40,643	—	40,643	3,294
DWS CROCI International VIP - Class A	137,816	956,183	1,029,488	—	1,029,488	47,690
DWS Global Income Builder VIP A	89,571	2,050,709	2,014,443	—	2,014,443	45,245
Eaton Vance VT Floating-Rate Income Fund Advisor Class	544	4,813	4,710	—	4,710	357
Federated Hermes High Income Bond	12,584	76,382	71,227	—	71,227	2,048
Federated Hermes Managed Volatility II	1,676	16,221	15,122	—	15,122	471
Fidelity Contrafund	29,878	1,289,603	1,452,919	—	1,452,919	28,795
Fidelity Energy	4,822	83,421	119,229	—	119,229	7,006
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2023

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Fidelity Equity-Income	5,991	$131,663	$148,861	$—	$148,861	3,540
Fidelity Financials Portfolio - Initial Class[1]	33,529	419,527	503,596	—	503,596	14,473
Fidelity Government Money Market Portfolio - Initial Class	116,940	116,940	116,940	—	116,940	10,970
Fidelity Government Money Market Portfolio - Service Class II	203,623	203,623	203,623	—	203,623	20,099
Fidelity Growth	4,741	363,565	441,408	—	441,408	11,579
Fidelity Growth & Income	1,850	38,752	50,054	—	50,054	1,343
Fidelity Growth Opportunities	4,800	240,941	286,842	—	286,842	5,195
Fidelity Investment Grade Bond	61	672	680	—	680	58
Fidelity Mid Cap I	39	1,213	1,422	—	1,422	47
Fidelity Real Estate	298	5,031	5,141	—	5,141	284
Fidelity Strategic Income	6,664	70,081	69,834	—	69,834	5,038
Franklin Income VIP Fund - Class 1	95	1,398	1,404	—	1,404	81
Franklin Income VIP Fund - Class 2	8,458	124,279	120,111	—	120,111	5,173
Franklin Mutual Global Discovery VIP Fund - Class 1	695	12,100	13,319	—	13,319	549
Franklin Mutual Shares VIP Fund - Class 1	13,416	232,933	211,164	—	211,164	9,116
Franklin Mutual Shares VIP Fund - Class 2	8,032	138,589	123,128	—	123,128	4,558
Franklin Rising Dividends VIP Fund - Class 1	10,343	295,890	291,987	—	291,987	8,257
Franklin Small-Mid Cap Growth VIP Fund - Class 2	6,648	97,567	88,546	—	88,546	3,287
Franklin Strategic Income VIP Fund - Class 1	22,715	246,356	213,287	—	213,287	16,697
Franklin U.S. Government Securities VIP Fund - Class 1	1,129	11,726	11,993	—	11,993	1,179
Franklin U.S. Government Securities VIP Fund - Class 2	3,776	45,044	39,128	—	39,128	2,561
Invesco American Franchise Fund I	2,568	152,007	151,414	—	151,414	4,788
Invesco EQV International Equity I	5,380	184,207	183,389	—	183,389	9,496
Invesco EQV International Equity II	1,445	49,421	48,369	—	48,369	2,592
Invesco Global Real Estate	4,914	79,493	68,700	—	68,700	1,923
Janus Henderson Flexible Bond	20,734	242,201	208,383	—	208,383	17,879
Janus Henderson Mid Cap Value Portfolio	200	2,999	3,496	—	3,496	137
LVIP Delaware Smid Cap Core	5,853	130,368	149,604	—	149,604	4,937
LVIP JPMorgan Mid Cap Value Fund - Standard Class[1]	28,210	302,716	286,989	—	286,989	7,548
LVIP JPMorgan U.S. Equity Fund - Standard Class[1]	1,342	39,080	50,484	—	50,484	1,340
Merger VL	2,509	27,461	27,996	—	27,996	2,104
MFS International Growth Portfolio	162	2,222	2,364	—	2,364	104
MFS International Intrinsic Value Portfolio	10,768	327,276	316,600	—	316,600	11,970
MFS New Discovery Series	690	11,839	8,926	—	8,926	290
MFS Utilities Series	2,163	67,921	69,772	—	69,772	2,999
PIMCO All Asset Institutional Class	1,901	18,110	17,484	—	17,484	1,124
PIMCO CommodityRealReturn Strat. Institutional Class	3,274	22,617	17,420	—	17,420	2,134
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2023

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
PIMCO Dynamic Bond - Institutional Class	922	$8,975	$7,995	$—	$7,995	651
PIMCO Emerging Markets Bond Institutional Class	1,906	23,224	20,106	—	20,106	1,573
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	133	1,339	1,277	—	1,277	128
PIMCO Low Duration Institutional Class	9,034	91,648	86,721	—	86,721	8,112
PIMCO Real Return Institutional Class	2,740	35,032	31,699	—	31,699	2,870
PIMCO Total Return Institutional Class	18,497	175,827	169,801	—	169,801	14,739
Pioneer Bond VCT Class I	102,754	1,120,611	975,136	—	975,136	22,872
Pioneer Equity Income VCT Class II	2,912	48,357	43,916	—	43,916	1,356
Pioneer Fund VCT Class I	1,733,086	24,999,543	27,746,712	—	27,746,712	128,623
Pioneer High Yield VCT Class II	1,921	17,167	15,708	—	15,708	817
Pioneer Mid Cap Value VCT Class I	176,042	2,399,722	1,971,681	—	1,971,681	31,238
Pioneer Select Mid Cap Growth VCT Class I	562,368	14,144,348	12,383,338	—	12,383,338	81,265
Pioneer Strategic Income VCT Class I	8,152	80,181	72,220	—	72,220	5,509
Pioneer Strategic Income VCT Class II	5,180	51,786	45,842	—	45,842	2,700
Royce Capital Small-Cap	3,880	30,554	37,208	—	37,208	1,548
T. Rowe Price All-Cap Opportunities Portfolio	20,942	684,606	720,391	—	720,391	13,356
T. Rowe Price Blue Chip Growth	13,398	530,026	618,858	—	618,858	13,959
T. Rowe Price Equity Income Portfolio	13,277	356,441	368,583	—	368,583	12,930
T. Rowe Price Health Sciences Portfolio	11,846	570,600	655,175	—	655,175	14,565
T. Rowe Price International Stock Portfolio	18,417	282,687	276,439	—	276,439	14,269
Templeton Developing Markets VIP Fund - Class 2	3237	24,898	26,648	—	26,648	1,048
Templeton Global Bond VIP Fund - Class 1	1791	22,104	24,307	—	24,307	2,397
Templeton Growth VIP Fund - Class 2	3,769	44,894	45,189	—	45,189	2,158
TVST Touchstone Common Stock Fund	7,153	73,503	80,889	—	80,889	2,073
VanEck Global Resources Fund	9,685	245,296	257,543	—	257,543	24,483
Vanguard Balanced	19,275	450,413	448,929	—	448,929	17,556
Vanguard Capital Growth	1,554	64,023	72,086	—	72,086	1,505
Vanguard Equity Income	143,986	3,196,272	3,442,721	—	3,442,721	106,244
Vanguard Equity Index	4,224	210,655	257,173	—	257,173	6,325
Vanguard High Yield Bond	23,063	158,869	169,976	—	169,976	10,522
Vanguard International	2,061	54,321	50,637	—	50,637	1,949
Vanguard Mid-Cap Index	3,593	71,784	85,965	—	85,965	2,567
Vanguard Real Estate Index	29,711	362,488	354,155	—	354,155	17,452
Vanguard Short Term Investment Grade	6,841	66,950	70,529	—	70,529	6,032
Vanguard Small Company Growth	1,103	19,483	19,430	—	19,430	607
Vanguard Total Bond Market Index	43,323	475,623	460,521	—	460,521	41,987
Vanguard Total Stock Market Index	5,521	250,168	272,996	—	272,996	6,972
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2023

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Virtus Duff & Phelps Real Estate Securities Series I	174	$3,513	$3,378	$—	$3,378	181
Virtus KAR Small-Cap Growth Series I	1,409	36,419	37,256	—	37,256	823
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,541	24,415	19,375	—	19,375	622

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
AB Discovery Value Portfolio - Class A1	$11,175	$126	$(70)	$56	$1	$992	$793	$1,786	$1,842	$—	$—	$—	$1,842	$13,017
ALPS/Alerian Energy Infrastructure-Class I	528,170	19,910	(3,320)	16,590	1,696	6,261	47,031	54,988	71,578	4,218	(8,423)	(4,205)	67,373	595,543
American Century Balanced	107,999	2,225	(1,429)	796	299	—	15,014	15,313	16,109	1,482	(2,942)	(1,460)	14,649	122,648
American Century International	202,066	2,945	(2,671)	274	(125)	—	22,222	22,097	22,371	2,017	(8,614)	(6,597)	15,774	217,840
American Century Mid Cap Value	14,235	332	(84)	248	(1,653)	1,573	530	450	698	—	(10,427)	(10,427)	(9,729)	4,506
American Century Value	338,086	7,995	(2,405)	5,590	4,446	26,512	(9,276)	21,682	27,272	12,240	(24,502)	(12,262)	15,010	353,096
American Funds IS Growth Fund	84,475	615	(597)	18	4,638	5,567	21,827	32,032	32,050	3,593	(19,243)	(15,650)	16,400	100,875
American Funds IS Growth-Income Fund	43,341	733	(275)	458	(59)	2,392	7,823	10,156	10,614	—	(3,643)	(3,643)	6,971	50,312
American Funds IS International Fund	12,601	216	(82)	134	(10)	—	1,820	1,810	1,944	—	—	—	1,944	14,545
American Funds IS New World Fund	9,535	177	(62)	115	3	—	1,364	1,367	1,482	—	—	—	1,482	11,017
BlackRock Capital Appreciation I	20,794	—	(143)	(143)	(986)	1,149	9,303	9,466	9,323	—	(6,997)	(6,997)	2,326	23,120
BlackRock Global Allocation I	47,939	1,878	(499)	1,379	(1,372)	—	8,012	6,640	8,019	41,965	(9,795)	32,170	40,189	88,128
BlackRock High Yield I	46,394	3,152	(288)	2,864	(646)	—	3,368	2,722	5,586	6,285	(15,641)	(9,356)	(3,770)	42,624
BNY Mellon Appreciation	44,571	346	(602)	(256)	(333)	4,046	5,153	8,866	8,610	928	(1,681)	(753)	7,857	52,428
BNY Mellon MidCap Stock	171,912	1,410	(2,245)	(835)	(135)	5,671	23,823	29,359	28,524	1,714	(7,510)	(5,796)	22,728	194,640
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
BNY Mellon Stock Index	$159,592	$1,837	$(1,950)	$(113)	$9,588	$6,403	$18,364	$34,355	$34,242	$27,136	$(57,122)	$(29,986)	$4,256	$163,848
BNY Mellon Sustainable U.S. Equity	70,420	558	(965)	(407)	12	8,961	7,121	16,094	15,687	—	(199)	(199)	15,488	85,908
BNY Mellon Technology Growth	7,638	—	(123)	(123)	21	—	4,488	4,509	4,386	—	—	—	4,386	12,024
Columbia Income Opportunities	74,705	4,036	(465)	3,571	(290)	—	4,858	4,568	8,139	—	—	—	8,139	82,844
Columbia VP Select Mid Cap Growth Fund - Class 1	127,389	—	(856)	(856)	543	—	31,517	32,060	31,204	—	—	—	31,204	158,593
Columbia VP Overseas Core Fund - Class 1	798	15	(4)	11	(6)	—	105	99	110	3,080	(3,144)	(64)	46	844
Delaware VIP Emerging Markets	174,590	2,910	(1,101)	1,809	(1,446)	—	22,388	20,942	22,751	3,317	(6,647)	(3,330)	19,421	194,011
Delaware VIP Small Cap Value	56,826	539	(341)	198	(30)	2,382	2,451	4,803	5,001	3,593	(3,552)	41	5,042	61,868
DFA VA Global Bond	35,656	1,284	(212)	1,072	(348)	—	811	463	1,535	16,717	(21,048)	(4,331)	(2,796)	32,860
DFA VA International Small Portfolio	22,228	758	(142)	616	10	—	2,390	2,400	3,016	6,899	(6,635)	264	3,280	25,508
DFA VA International Value Portfolio	29,000	1,519	(187)	1,332	209	303	3,073	3,585	4,917	12,935	(13,317)	(382)	4,535	33,535
DFA VA Short Term Fixed Portfolio	290,038	11,428	(1,770)	9,658	(77)	—	3,049	2,972	12,630	747	(4,656)	(3,909)	8,721	298,759
DFA VA U.S. Large Value Portfolio	314,434	7,443	(1,922)	5,521	44	4,536	22,179	26,759	32,280	7,391	(7,271)	120	32,400	346,834
DFA VA U.S. Targeted Value	210,556	3,510	(1,316)	2,194	(494)	15,617	22,842	37,965	40,159	8,344	(12,268)	(3,924)	36,235	246,791
DWS Alternative Asset Allocation VIP A	45,307	3,102	(275)	2,827	(38)	414	(708)	(332)	2,495	—	(7,159)	(7,159)	(4,664)	40,643
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
DWS CROCI International VIP - Class A	$976,823	$33,844	$(12,543)	$21,301	$(32,100)	$—	$172,453	$140,353	$161,654	$5,329	$(114,318)	$(108,989)	$52,665	$1,029,488
DWS Global Income Builder VIP A	1,916,768	62,096	(24,283)	37,813	(26,361)	—	235,318	208,957	246,770	5,831	(154,926)	(149,095)	97,675	2,014,443
Eaton Vance VT Floating-Rate Income Fund Advisor Class	4,542	382	(27)	355	(24)	—	134	110	465	4,312	(4,609)	(297)	168	4,710
Federated Hermes High Income Bond	69,605	4,113	(867)	3,246	(1,353)	—	5,597	4,244	7,490	490	(6,358)	(5,868)	1,622	71,227
Federated Hermes Managed Volatility II	14,744	273	(183)	90	(235)	—	1,191	956	1,046	467	(1,135)	(668)	378	15,122
Fidelity Contrafund	1,197,538	6,614	(12,354)	(5,740)	40,946	47,885	294,073	382,904	377,164	94,458	(216,241)	(121,783)	255,381	1,452,919
Fidelity Energy	118,775	3,194	(710)	2,484	129	—	(2,159)	(2,030)	454	—	—	—	454	119,229
Fidelity Equity-Income	138,222	2,764	(1,756)	1,008	1,285	4,149	6,357	11,791	12,799	814	(2,974)	(2,160)	10,639	148,861
Fidelity Financials Portfolio - Initial Class[1]	441,570	12,176	(2,640)	9,536	334	19,593	32,563	52,490	62,026	—	—	—	62,026	503,596
Fidelity Government Money Market Portfolio - Initial Class	144,300	6,006	(758)	5,248	—	—	—	—	5,248	86,351	(118,959)	(32,608)	(27,360)	116,940
Fidelity Government Money Market Portfolio - Service Class II	200,838	9,217	(2,534)	6,683	—	—	—	—	6,683	—	(3,898)	(3,898)	2,785	203,623
Fidelity Growth	333,812	511	(4,840)	(4,329)	2,539	18,335	98,332	119,206	114,877	267	(7,548)	(7,281)	107,596	441,408
Fidelity Growth & Income	46,825	787	(603)	184	837	1,784	4,900	7,521	7,705	80	(4,556)	(4,476)	3,229	50,054
Fidelity Growth Opportunities	207,940	—	(3,123)	(3,123)	6,379	—	86,492	92,871	89,748	870	(11,716)	(10,846)	78,902	286,842
Fidelity Investment Grade Bond	7,676	17	(15)	2	183	—	146	329	331	2,566	(9,893)	(7,327)	(6,996)	680
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
Fidelity Mid Cap I	$1,240	$8	$(7)	$1	$2	$37	$139	$178	$179	$5,133	$(5,130)	$3	$182	$1,422
Fidelity Real Estate	4,559	117	(28)	89	—	194	211	405	494	2,566	(2,478)	88	582	5,141
Fidelity Strategic Income	64,210	3,027	(396)	2,631	(42)	—	3,035	2,993	5,624	—	—	—	5,624	69,834
Franklin Income VIP Fund - Class 1	3,535	125	(14)	111	(158)	144	62	48	159	—	(2,290)	(2,290)	(2,131)	1,404
Franklin Income VIP Fund - Class 2	132,587	6,068	(1,512)	4,556	(1,799)	7,356	(1,299)	4,258	8,814	17,757	(39,047)	(21,290)	(12,476)	120,111
Franklin Mutual Global Discovery VIP Fund - Class 1	11,688	325	(73)	252	(52)	638	1,410	1,996	2,248	48,611	(49,228)	(617)	1,631	13,319
Franklin Mutual Shares VIP Fund - Class 1	186,788	4,162	(1,163)	2,999	(141)	16,688	4,830	21,377	24,376	—	—	—	24,376	211,164
Franklin Mutual Shares VIP Fund - Class 2	113,493	2,174	(1,435)	739	363	10,006	2,214	12,583	13,322	3,951	(7,638)	(3,687)	9,635	123,128
Franklin Rising Dividends VIP Fund - Class 1	277,306	3,211	(1,727)	1,484	(1,486)	29,100	3,006	30,620	32,104	11,208	(28,631)	(17,423)	14,681	291,987
Franklin Small-Mid Cap Growth VIP Fund - Class 2	89,333	—	(1,107)	(1,107)	(8,804)	—	29,835	21,031	19,924	877	(21,588)	(20,711)	(787)	88,546
Franklin Strategic Income VIP Fund - Class 1	200,156	9,549	(1,223)	8,326	(955)	—	7,998	7,043	15,369	4,827	(7,065)	(2,238)	13,131	213,287
Franklin U.S. Government Securities VIP Fund - Class 1	17,357	318	(78)	240	254	—	184	438	678	45,532	(51,574)	(6,042)	(5,364)	11,993
Franklin U.S. Government Securities VIP Fund - Class 2	38,756	1,047	(482)	565	(293)	—	936	643	1,208	—	(836)	(836)	372	39,128
Invesco American Franchise Fund I	111,346	—	(1,650)	(1,650)	138	2,997	41,623	44,758	43,108	—	(3,040)	(3,040)	40,068	151,414
Invesco EQV International Equity I	162,162	353	(1,053)	(700)	(761)	132	29,187	28,558	27,858	6,653	(13,284)	(6,631)	21,227	183,389
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
Invesco EQV International Equity II	$43,833	$—	$(587)	$(587)	$(85)	$36	$7,760	$7,711	$7,124	$609	$(3,197)	$(2,588)	$4,536	$48,369
Invesco Global Real Estate	67,468	1,023	(828)	195	(1,482)	—	6,169	4,687	4,882	3,641	(7,291)	(3,650)	1,232	68,700
Janus Henderson Enterprise Portfolio[1]	14,608	—	(75)	(75)	(1,455)	1,078	1,735	1,358	1,283	7,354	(23,245)	(15,891)	(14,608)	—
Janus Henderson Flexible Bond	200,927	8,638	(1,207)	7,431	(648)	—	2,977	2,329	9,760	2,293	(4,597)	(2,304)	7,456	208,383
Janus Henderson Mid Cap Value Portfolio	3,155	37	(19)	18	4	88	231	323	341	—	—	—	341	3,496
LVIP Delaware Smid Cap Core	129,239	1,557	(813)	744	81	6,987	12,553	19,621	20,365	—	—	—	20,365	149,604
LVIP JPMorgan Mid Cap Value Fund - Standard Class[1]	277,729	8,899	(2,507)	6,392	(2,356)	24,441	(1,469)	20,616	27,008	5,720	(23,468)	(17,748)	9,260	286,989
LVIP JPMorgan U.S. Equity Fund - Standard Class[1]	41,981	724	(578)	146	1,183	2,159	7,067	10,409	10,555	—	(2,052)	(2,052)	8,503	50,484
Merger VL	31,762	564	(190)	374	222	2,206	(1,625)	803	1,177	—	(4,943)	(4,943)	(3,766)	27,996
MFS Growth Series[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
MFS International Growth Portfolio	7,470	88	(38)	50	(517)	252	892	627	677	—	(5,783)	(5,783)	(5,106)	2,364
MFS International Intrinsic Value Portfolio	285,667	2,256	(1,864)	392	(5,353)	23,447	29,440	47,534	47,926	11,447	(28,440)	(16,993)	30,933	316,600
MFS New Discovery Series	12,285	—	(70)	(70)	(2,737)	—	4,147	1,410	1,340	—	(4,699)	(4,699)	(3,359)	8,926
MFS Utilities Series	79,339	2,713	(454)	2,259	1,136	4,197	(9,728)	(4,395)	(2,136)	45,532	(52,963)	(7,431)	(9,567)	69,772
PIMCO All Asset Institutional Class	15,912	511	(100)	411	(8)	—	836	828	1,239	14,659	(14,326)	333	1,572	17,484
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
PIMCO CommodityRealReturn Strat. Institutional Class	$18,996	$2,916	$(107)	$2,809	$(31)	$—	$(4,354)	$(4,385)	$(1,576)	$—	$—	$—	$(1,576)	$17,420
PIMCO Dynamic Bond - Institutional Class	7,500	296	(46)	250	(12)	—	257	245	495	—	—	—	495	7,995
PIMCO Emerging Markets Bond Institutional Class	22,545	1,126	(115)	1,011	(1,361)	—	2,337	976	1,987	27,077	(31,503)	(4,426)	(2,439)	20,106
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	1,218	29	(7)	22	—	13	24	37	59	—	—	—	59	1,277
PIMCO Low Duration Institutional Class	82,985	3,158	(504)	2,654	(34)	—	1,116	1,082	3,736	—	—	—	3,736	86,721
PIMCO Real Return Institutional Class	34,562	1,097	(209)	888	(346)	—	575	229	1,117	—	(3,980)	(3,980)	(2,863)	31,699
PIMCO StocksPLUS Global Portfolio Institutional Class[1]	4,819	95	(28)	67	(1,006)	—	1,676	670	737	5,571	(11,127)	(5,556)	(4,819)	—
PIMCO Total Return Institutional Class	215,325	6,579	(1,064)	5,515	(14,991)	—	18,749	3,758	9,273	9,584	(64,381)	(54,797)	(45,524)	169,801
Pioneer Bond VCT Class I	998,197	38,991	(12,326)	26,665	(20,635)	—	47,243	26,608	53,273	8,496	(84,830)	(76,334)	(23,061)	975,136
Pioneer Equity Income VCT Class II	44,574	708	(529)	179	(8,238)	3,145	7,394	2,301	2,480	5,174	(8,312)	(3,138)	(658)	43,916
Pioneer Fund VCT Class I	24,318,468	220,357	(316,365)	(96,008)	(596,335)	1,054,430	5,867,097	6,325,192	6,229,184	24,285	(2,825,225)	(2,800,940)	3,428,244	27,746,712
Pioneer High Yield VCT Class II	14,211	784	(184)	600	(38)	—	814	776	1,376	121	—	121	1,497	15,708
Pioneer Mid Cap Value VCT Class I	1,865,069	36,263	(23,239)	13,024	(101,166)	210,681	77,084	186,599	199,623	2,724	(95,735)	(93,011)	106,612	1,971,681
Pioneer Select Mid Cap Growth VCT Class I	11,493,891	—	(147,818)	(147,818)	(416,943)	—	2,476,898	2,059,955	1,912,137	14,589	(1,037,279)	(1,022,690)	889,447	12,383,338
Pioneer Strategic Income VCT Class I	67,070	2,651	(411)	2,240	(76)	—	2,986	2,910	5,150	—	—	—	5,150	72,220
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
Pioneer Strategic Income VCT Class II	$43,609	$1,578	$(546)	$1,032	$(321)	$—	$2,201	$1,880	$2,912	$335	$(1,014)	$(679)	$2,233	$45,842
Royce Capital Micro-Cap[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Royce Capital Small-Cap	32,498	285	(207)	78	778	2,963	4,297	8,038	8,116	71,282	(74,688)	(3,406)	4,710	37,208
T. Rowe Price All-Cap Opportunities Portfolio	566,852	1,651	(3,841)	(2,190)	2,723	47,444	111,366	161,533	159,343	—	(5,804)	(5,804)	153,539	720,391
T. Rowe Price Blue Chip Growth	409,373	—	(3,135)	(3,135)	2,769	—	199,786	202,555	199,420	16,124	(6,059)	10,065	209,485	618,858
T. Rowe Price Equity Income Portfolio	345,002	7,317	(2,082)	5,235	(667)	14,994	10,634	24,961	30,196	5,381	(11,996)	(6,615)	23,581	368,583
T. Rowe Price Health Sciences Portfolio	651,742	—	(3,812)	(3,812)	4,066	22,770	(8,163)	18,673	14,861	45,532	(56,960)	(11,428)	3,433	655,175
T. Rowe Price International Stock Portfolio	240,120	2,625	(1,550)	1,075	(258)	—	36,450	36,192	37,267	—	(948)	(948)	36,319	276,439
Templeton Developing Markets VIP Fund - Class 2	24,761	542	(327)	215	250	20	2,269	2,539	2,754	—	(867)	(867)	1,887	26,648
Templeton Global Bond VIP Fund - Class 1	26,700	—	(156)	(156)	3	—	670	673	517	5,520	(8,430)	(2,910)	(2,393)	24,307
Templeton Growth VIP Fund - Class 2	40,192	1,426	(538)	888	(711)	—	7,496	6,785	7,673	609	(3,285)	(2,676)	4,997	45,189
TVST Touchstone Common Stock Fund	64,250	326	(437)	(111)	23	4,889	11,838	16,750	16,639	—	—	—	16,639	80,889
VanEck Global Resources Fund	272,520	7,417	(1,567)	5,850	828	—	(18,168)	(17,340)	(11,490)	3,478	(6,965)	(3,487)	(14,977)	257,543
Vanguard Balanced	444,828	8,723	(2,526)	6,197	(3,760)	16,905	35,694	48,839	55,036	32,828	(83,763)	(50,935)	4,101	448,929
Vanguard Capital Growth	72,825	682	(402)	280	2,123	3,285	10,300	15,708	15,988	—	(16,727)	(16,727)	(739)	72,086
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
Vanguard Equity Income	$3,268,398	$86,684	$(19,456)	$67,228	$3,644	$169,474	$232	$173,350	$240,578	$4,500	$(70,755)	$(66,255)	$174,323	$3,442,721
Vanguard Equity Index	206,146	3,217	(1,377)	1,840	275	7,124	42,933	50,332	52,172	68,298	(69,443)	(1,145)	51,027	257,173
Vanguard High Yield Bond	128,801	6,730	(887)	5,843	518	—	8,853	9,371	15,214	46,183	(20,222)	25,961	41,175	169,976
Vanguard International	167,968	1,424	(491)	933	(89,032)	3,071	100,422	14,461	15,394	827	(133,552)	(132,725)	(117,331)	50,637
Vanguard Mid-Cap Index	80,409	1,114	(475)	639	501	1,398	9,053	10,952	11,591	—	(6,035)	(6,035)	5,556	85,965
Vanguard Real Estate Index	263,509	7,840	(1,892)	5,948	(550)	14,790	9,217	23,457	29,405	64,752	(3,511)	61,241	90,646	354,155
Vanguard Short Term Investment Grade	451,472	5,876	(1,205)	4,671	10,677	—	(4,395)	6,282	10,953	45,532	(437,428)	(391,896)	(380,943)	70,529
Vanguard Small Company Growth	16,338	72	(106)	(34)	(33)	—	3,159	3,126	3,092	—	—	—	3,092	19,430
Vanguard Total Bond Market Index	337,043	9,562	(2,480)	7,082	(8,225)	—	18,881	10,656	17,738	161,949	(56,209)	105,740	123,478	460,521
Vanguard Total Stock Market Index	187,095	2,299	(1,319)	980	(1,412)	11,206	36,855	46,649	47,629	62,988	(24,716)	38,272	85,901	272,996
Virtus Duff & Phelps Real Estate Securities Series I	5,677	95	(33)	62	(275)	33	494	252	314	2,623	(5,236)	(2,613)	(2,299)	3,378
Virtus KAR Small-Cap Growth Series I	38,463	—	(241)	(241)	(304)	2,358	5,262	7,316	7,075	—	(8,282)	(8,282)	(1,207)	37,256
VY JPMorgan Emerging Markets Equity Portfolio Initial	19,537	391	(250)	141	(822)	—	1,695	873	1,014	—	(1,176)	(1,176)	(162)	19,375
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
AB VPS Small/Mid Cap Value Portfolio Class A1	$138,860	$129	$(269)	$(140)	$2,791	$1,735	$(18,087)	$(13,561)	$(13,701)	$264	$(114,248)	$(113,984)	$(127,685)	$11,175
ALPS/Alerian Energy Infrastructure-Class I	872,226	24,281	(4,015)	20,266	77,431	—	82,883	160,314	180,580	—	(524,636)	(524,636)	(344,056)	528,170
American Century Balanced	139,711	1,419	(1,475)	(56)	538	18,567	(44,462)	(25,357)	(25,413)	1,350	(7,649)	(6,299)	(31,712)	107,999
American Century International	282,551	3,152	(2,699)	453	336	33,175	(106,129)	(72,618)	(72,165)	3,754	(12,074)	(8,320)	(80,485)	202,066
American Century Mid Cap Value	28,990	480	(124)	356	308	3,738	(5,635)	(1,589)	(1,233)	50,478	(64,000)	(13,522)	(14,755)	14,235
American Century Value	601,605	8,289	(3,001)	5,288	38,213	46,507	(83,349)	1,371	6,659	—	(270,178)	(270,178)	(263,519)	338,086
American Funds IS Growth Fund	120,836	562	(569)	(7)	145	13,519	(50,124)	(36,460)	(36,467)	3,641	(3,535)	106	(36,361)	84,475
American Funds IS Growth-Income Fund	56,279	700	(279)	421	72	4,549	(14,329)	(9,708)	(9,287)	—	(3,651)	(3,651)	(12,938)	43,341
American Funds IS International Fund	15,959	265	(79)	186	(7)	1,820	(5,357)	(3,544)	(3,358)	—	—	—	(3,358)	12,601
American Funds IS New World Fund	12,277	158	(60)	98	4	899	(3,743)	(2,840)	(2,742)	—	—	—	(2,742)	9,535
BlackRock Capital Appreciation I	33,542	—	(147)	(147)	(41)	1,162	(13,722)	(12,601)	(12,748)	—	—	—	(12,748)	20,794
BlackRock Global Allocation I	227,496	—	(795)	(795)	(45,155)	1,823	9,829	(33,503)	(34,298)	—	(145,259)	(145,259)	(179,557)	47,939
BlackRock High Yield I	123,380	4,083	(478)	3,605	(5,193)	—	(11,391)	(16,584)	(12,979)	2,600	(66,607)	(64,007)	(76,986)	46,394
BNY Mellon Appreciation	59,629	319	(600)	(281)	(502)	14,383	(24,970)	(11,089)	(11,370)	1,145	(4,833)	(3,688)	(15,058)	44,571
BNY Mellon MidCap Stock	211,278	1,328	(2,288)	(960)	236	44,791	(75,754)	(30,727)	(31,687)	1,809	(9,488)	(7,679)	(39,366)	171,912
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
BNY Mellon Stock Index	$203,211	$1,892	$(2,169)	$(277)	$1,754	$14,850	$(55,904)	$(39,300)	$(39,577)	$788	$(4,830)	$(4,042)	$(43,619)	$159,592
BNY Mellon Sustainable U.S. Equity	92,682	399	(959)	(560)	100	5,467	(27,088)	(21,521)	(22,081)	—	(181)	(181)	(22,262)	70,420
BNY Mellon Technology Growth	14,696	—	(122)	(122)	3	967	(7,767)	(6,797)	(6,919)	—	(139)	(139)	(7,058)	7,638
Columbia Income Opportunities	83,514	4,125	(458)	3,667	(247)	2,757	(14,986)	(12,476)	(8,809)	—	—	—	(8,809)	74,705
Columbia VP Select Mid Cap Growth Fund - Class 1	185,287	—	(827)	(827)	511	—	(57,582)	(57,071)	(57,898)	—	—	—	(57,898)	127,389
Columbia VP Overseas Core Fund - Class 1	826	6	(4)	2	—	55	(186)	(131)	(129)	3,120	(3,019)	101	(28)	798
Delaware VIP Emerging Markets	600,772	11,681	(1,742)	9,939	(42,595)	—	(92,490)	(135,085)	(125,146)	45,209	(346,245)	(301,036)	(426,182)	174,590
Delaware VIP Small Cap Value	65,054	484	(352)	132	8	4,008	(12,349)	(8,333)	(8,201)	3,641	(3,668)	(27)	(8,228)	56,826
DFA VA Global Bond	37,353	583	(217)	366	(38)	—	(2,934)	(2,972)	(2,606)	13,877	(12,968)	909	(1,697)	35,656
DFA VA International Small Portfolio	52,316	585	(238)	347	(2,722)	398	(9,684)	(12,008)	(11,661)	46,111	(64,538)	(18,427)	(30,088)	22,228
DFA VA International Value Portfolio	30,639	1,138	(172)	966	236	316	(2,730)	(2,178)	(1,212)	13,877	(14,304)	(427)	(1,639)	29,000
DFA VA Short Term Fixed Portfolio	281,223	3,816	(1,668)	2,148	(130)	—	(6,877)	(7,007)	(4,859)	122,674	(109,000)	13,674	8,815	290,038
DFA VA U.S. Large Value Portfolio	657,397	7,084	(2,288)	4,796	64,339	3,829	(91,263)	(23,095)	(18,299)	58,771	(383,435)	(324,664)	(342,963)	314,434
DFA VA U.S. Targeted Value	433,756	2,797	(1,684)	1,113	(3,741)	16,566	(27,493)	(14,668)	(13,555)	5,382	(215,027)	(209,645)	(223,200)	210,556
DWS Alternative Asset Allocation VIP A	49,232	3,492	(281)	3,211	20	48	(7,204)	(7,136)	(3,925)	—	—	—	(3,925)	45,307
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
DWS CROCI International VIP - Class A	$1,254,864	$34,860	$(13,227)	$21,633	$(27,466)	$—	$(174,518)	$(201,984)	$(180,351)	$2,697	$(100,387)	$(97,690)	$(278,041)	$976,823
DWS Global Income Builder VIP A	2,590,854	65,756	(27,297)	38,459	(46,968)	190,777	(588,332)	(444,523)	(406,064)	4,781	(272,803)	(268,022)	(674,086)	1,916,768
Eaton Vance VT Floating-Rate Income Fund Advisor Class	4,597	221	(27)	194	(2)	—	(330)	(332)	(138)	4,626	(4,543)	83	(55)	4,542
Federated Hermes High Income Bond	90,705	4,325	(957)	3,368	(1,867)	—	(12,659)	(14,526)	(11,158)	—	(9,942)	(9,942)	(21,100)	69,605
Federated Hermes Managed Volatility II	19,204	313	(205)	108	(266)	3,924	(6,573)	(2,915)	(2,807)	—	(1,653)	(1,653)	(4,460)	14,744
Fidelity Contrafund	1,946,034	6,767	(12,921)	(6,154)	67,777	65,977	(619,785)	(486,031)	(492,185)	220,620	(476,931)	(256,311)	(748,496)	1,197,538
Fidelity Energy	142,135	3,045	(788)	2,257	707	—	72,979	73,686	75,943	—	(99,303)	(99,303)	(23,360)	118,775
Fidelity Equity-Income	161,633	2,688	(1,837)	851	3,251	4,723	(18,992)	(11,018)	(10,167)	788	(14,032)	(13,244)	(23,411)	138,222
Fidelity Financial Services[1]	940,643	10,162	(3,546)	6,616	90,984	14,975	(172,426)	(66,467)	(59,851)	—	(439,222)	(439,222)	(499,073)	441,570
Fidelity Government Money Market Portfolio - Initial Class	111,409	1,862	(716)	1,146	—	—	—	—	1,146	32,466	(721)	31,745	32,891	144,300
Fidelity Government Money Market Portfolio - Service Class II	120,698	2,681	(2,363)	318	—	—	—	—	318	139,397	(59,575)	79,822	80,140	200,838
Fidelity Growth	459,104	2,291	(4,684)	(2,393)	2,795	27,590	(144,078)	(113,693)	(116,086)	283	(9,489)	(9,206)	(125,292)	333,812
Fidelity Growth & Income	54,396	792	(626)	166	920	956	(5,261)	(3,385)	(3,219)	93	(4,445)	(4,352)	(7,571)	46,825
Fidelity Growth Opportunities	572,184	—	(4,559)	(4,559)	48,108	79,900	(327,509)	(199,501)	(204,060)	2,084	(162,268)	(160,184)	(364,244)	207,940
Fidelity Investment Grade Bond	41,648	353	(209)	144	(5,110)	1,960	(2,431)	(5,581)	(5,437)	23,748	(52,283)	(28,535)	(33,972)	7,676
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
Fidelity Mid Cap I	$1,464	$6	$(7)	$(1)	$9	$83	$(314)	$(222)	$(223)	$5,201	$(5,202)	$(1)	$(224)	$1,240
Fidelity Real Estate	6,299	69	(52)	17	27	156	(1,966)	(1,783)	(1,766)	2,600	(2,574)	26	(1,740)	4,559
Fidelity Strategic Income	72,792	2,444	(396)	2,048	(5,371)	68	(5,291)	(10,594)	(8,546)	51,724	(51,760)	(36)	(8,582)	64,210
Franklin Income VIP Fund - Class 1	6,251	239	(28)	211	6	91	(625)	(528)	(317)	—	(2,399)	(2,399)	(2,716)	3,535
Franklin Income VIP Fund - Class 2	163,891	7,434	(1,867)	5,567	842	3,017	(20,165)	(16,306)	(10,739)	5,559	(26,124)	(20,565)	(31,304)	132,587
Franklin Mutual Global Discovery VIP Fund - Class 1	12,950	197	(70)	127	(34)	979	(1,679)	(734)	(607)	47,064	(47,719)	(655)	(1,262)	11,688
Franklin Mutual Shares VIP Fund - Class 1	485,600	4,092	(1,630)	2,462	(4,019)	20,776	(37,889)	(21,132)	(18,670)	201	(280,343)	(280,142)	(298,812)	186,788
Franklin Mutual Shares VIP Fund - Class 2	130,654	2,196	(1,497)	699	47	13,264	(25,349)	(12,038)	(11,339)	3,980	(9,802)	(5,822)	(17,161)	113,493
Franklin Rising Dividends VIP Fund - Class 1	555,416	2,950	(2,046)	904	28,214	33,841	(116,203)	(54,148)	(53,244)	4,161	(229,027)	(224,866)	(278,110)	277,306
Franklin Small-Mid Cap Growth VIP Fund - Class 2	182,443	—	(1,503)	(1,503)	(13,877)	31,903	(77,226)	(59,200)	(60,703)	3,758	(36,165)	(32,407)	(93,110)	89,333
Franklin Strategic Income VIP Fund - Class 1	227,177	9,023	(1,233)	7,790	(660)	—	(31,918)	(32,578)	(24,788)	2,600	(4,833)	(2,233)	(27,021)	200,156
Franklin U.S. Government Securities VIP Fund - Class 1	49,611	1,195	(259)	936	(7,849)	—	2,136	(5,713)	(4,777)	64,079	(91,556)	(27,477)	(32,254)	17,357
Franklin U.S. Government Securities VIP Fund - Class 2	54,803	1,151	(588)	563	(2,288)	—	(4,006)	(6,294)	(5,731)	318	(10,634)	(10,316)	(16,047)	38,756
Invesco American Franchise Fund I	168,783	—	(1,623)	(1,623)	2,167	34,357	(88,458)	(51,934)	(53,557)	—	(3,880)	(3,880)	(57,437)	111,346
Invesco EQV International Equity I	199,692	2,889	(997)	1,892	(47)	18,427	(57,802)	(39,422)	(37,530)	—	—	—	(37,530)	162,162
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
Invesco EQV International Equity II	$76,463	$679	$(734)	$(55)	$(664)	$5,310	$(19,978)	$(15,332)	$(15,387)	$2,144	$(19,387)	$(17,243)	$(32,630)	$43,833
Invesco Global Real Estate	191,009	2,257	(1,148)	1,109	(1,116)	—	(33,325)	(34,441)	(33,332)	1,854	(92,063)	(90,209)	(123,541)	67,468
Janus Henderson Enterprise Portfolio[1]	17,480	30	(90)	(60)	10	2,446	(5,268)	(2,812)	(2,872)	—	—	—	(2,872)	14,608
Janus Henderson Flexible Bond	236,529	5,259	(1,266)	3,993	(252)	3,969	(40,985)	(37,268)	(33,275)	—	(2,327)	(2,327)	(35,602)	200,927
Janus Henderson Mid Cap Value Portfolio	108,334	42	(189)	(147)	16,656	240	(18,941)	(2,045)	(2,192)	222	(103,209)	(102,987)	(105,179)	3,155
JP Morgan Insurance Trust Mid Cap Value I1	328,035	2,838	(2,663)	175	2,708	42,663	(75,220)	(29,849)	(29,674)	49,076	(69,708)	(20,632)	(50,306)	277,729
JP Morgan Insurance Trust U.S. Equity I1	55,123	246	(582)	(336)	1,497	6,812	(18,710)	(10,401)	(10,737)	—	(2,405)	(2,405)	(13,142)	41,981
LVIP Delaware Smid Cap Core	150,709	607	(798)	(191)	92	3,796	(25,167)	(21,279)	(21,470)	—	—	—	(21,470)	129,239
Merger VL	31,660	490	(165)	325	18	—	(241)	(223)	102	—	—	—	102	31,762
MFS Growth Series[1]	216,795	—	(313)	(313)	24,890	—	(60,395)	(35,505)	(35,818)	408	(181,385)	(180,977)	(216,795)	—
MFS International Growth Portfolio	8,835	46	(45)	1	(2)	432	(1,796)	(1,366)	(1,365)	—	—	—	(1,365)	7,470
MFS International Intrinsic Value Portfolio	678,705	2,448	(2,308)	140	(70,113)	13,612	(88,088)	(144,589)	(144,449)	174,931	(423,520)	(248,589)	(393,038)	285,667
MFS New Discovery Series	17,598	—	(80)	(80)	(9)	4,054	(9,278)	(5,233)	(5,313)	—	—	—	(5,313)	12,285
MFS Utilities Series	99,936	2,306	(550)	1,756	4,940	3,655	(10,810)	(2,215)	(459)	80,720	(100,858)	(20,138)	(20,597)	79,339
PIMCO All Asset Institutional Class	384,216	15,005	(1,266)	13,739	(50,260)	27,380	(34,141)	(57,021)	(43,282)	15,727	(340,749)	(325,022)	(368,304)	15,912
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
PIMCO CommodityRealReturn Strat. Institutional Class	$17,566	$4,329	$(123)	$4,206	$8	$—	$(2,784)	$(2,776)	$1,430	$—	$—	$—	$1,430	$18,996
PIMCO Dynamic Bond - Institutional Class	136,082	989	(287)	702	(9,103)	2,332	713	(6,058)	(5,356)	239	(123,465)	(123,226)	(128,582)	7,500
PIMCO Emerging Markets Bond Institutional Class	153,846	3,997	(507)	3,490	(25,989)	—	(6,116)	(32,105)	(28,615)	26,598	(129,284)	(102,686)	(131,301)	22,545
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	235,870	1,005	(436)	569	(38,156)	468	21,453	(16,235)	(15,666)	424	(219,410)	(218,986)	(234,652)	1,218
PIMCO Low Duration Institutional Class	88,436	1,548	(506)	1,042	(20)	—	(6,473)	(6,493)	(5,451)	—	—	—	(5,451)	82,985
PIMCO Real Return Institutional Class	45,671	2,824	(235)	2,589	515	—	(8,424)	(7,909)	(5,320)	26,114	(31,903)	(5,789)	(11,109)	34,562
PIMCO StocksPLUS Global Portfolio Institutional Class[1]	5,951	68	(30)	38	(9)	1,156	(2,317)	(1,170)	(1,132)	—	—	—	(1,132)	4,819
PIMCO Total Return Institutional Class	739,783	12,478	(2,892)	9,586	(104,766)	—	1,222	(103,544)	(93,958)	123,532	(554,032)	(430,500)	(524,458)	215,325
Pioneer Bond VCT Class I	1,390,932	27,659	(14,299)	13,360	(19,536)	24,487	(215,097)	(210,146)	(196,786)	1,424	(197,373)	(195,949)	(392,735)	998,197
Pioneer Equity Income VCT Class II	50,837	706	(570)	136	(1,411)	5,244	(8,577)	(4,744)	(4,608)	—	(1,655)	(1,655)	(6,263)	44,574
Pioneer Fund VCT Class I	33,751,356	180,021	(349,813)	(169,792)	(801,342)	4,512,213	(10,287,584)	(6,576,713)	(6,746,505)	44,509	(2,730,892)	(2,686,383)	(9,432,888)	24,318,468
Pioneer High Yield VCT Class II	24,992	894	(233)	661	(1,687)	—	(2,047)	(3,734)	(3,073)	—	(7,708)	(7,708)	(10,781)	14,211
Pioneer Mid Cap Value VCT Class I	2,107,263	40,622	(24,220)	16,402	(84,430)	785,548	(861,096)	(159,978)	(143,576)	601	(99,219)	(98,618)	(242,194)	1,865,069
Pioneer Select Mid Cap Growth VCT Class I	18,626,372	—	(169,857)	(169,857)	(437,345)	2,668,379	(7,906,343)	(5,675,309)	(5,845,166)	44,565	(1,331,880)	(1,287,315)	(7,132,481)	11,493,891
Pioneer Strategic Income VCT Class I	77,281	2,208	(420)	1,788	(45)	2,621	(14,575)	(11,999)	(10,211)	—	—	—	(10,211)	67,070
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
Pioneer Strategic Income VCT Class II	$71,430	$1,654	$(721)	$933	$(3,631)	$2,334	$(9,044)	$(10,341)	$(9,408)	$574	$(18,987)	$(18,413)	$(27,821)	$43,609
Royce Capital Micro-Cap[1]	5,924	—	(23)	(23)	(48)	—	(1,607)	(1,655)	(1,678)	540	(4,786)	(4,246)	(5,924)	—
Royce Capital Small-Cap	36,784	129	(197)	(68)	63	581	(4,182)	(3,538)	(3,606)	65,916	(66,596)	(680)	(4,286)	32,498
T. Rowe Price All-Cap Opportunities Portfolio	751,860	—	(3,729)	(3,729)	4,635	31,513	(197,846)	(161,698)	(165,427)	756	(20,337)	(19,581)	(185,008)	566,852
T. Rowe Price Blue Chip Growth	1,074,154	—	(3,832)	(3,832)	146,656	21,690	(522,176)	(353,830)	(357,662)	18,398	(325,517)	(307,119)	(664,781)	409,373
T. Rowe Price Equity Income Portfolio	553,188	7,869	(2,646)	5,223	8,983	17,834	(46,258)	(19,441)	(14,218)	139,091	(333,059)	(193,968)	(208,186)	345,002
T. Rowe Price Health Sciences Portfolio	893,481	—	(4,089)	(4,089)	53,887	10,372	(173,805)	(109,546)	(113,635)	43,944	(172,048)	(128,104)	(241,739)	651,742
T. Rowe Price International Stock Portfolio	287,847	1,939	(1,476)	463	(304)	5,857	(52,963)	(47,410)	(46,947)	—	(780)	(780)	(47,727)	240,120
Templeton Developing Markets VIP Fund - Class 2	29,680	702	(321)	381	211	2,028	(9,470)	(7,231)	(6,850)	2,807	(876)	1,931	(4,919)	24,761
Templeton Global Bond VIP Fund - Class 1	120,320	—	(466)	(466)	(34,193)	—	26,718	(7,475)	(7,941)	53,107	(138,786)	(85,679)	(93,620)	26,700
Templeton Growth VIP Fund - Class 2	46,949	67	(525)	(458)	(476)	—	(4,989)	(5,465)	(5,923)	1,598	(2,432)	(834)	(6,757)	40,192
TVST Touchstone Common Stock Fund	78,496	284	(402)	(118)	(6,765)	9,210	(14,837)	(12,392)	(12,510)	185,259	(186,995)	(1,736)	(14,246)	64,250
VanEck Global Resources Fund	529,760	4,570	(2,197)	2,373	52,827	—	19,961	72,788	75,161	95	(332,496)	(332,401)	(257,240)	272,520
Vanguard Balanced	1,576,232	21,733	(5,837)	15,896	24,719	108,863	(374,025)	(240,443)	(224,547)	94,161	(1,001,018)	(906,857)	(1,131,404)	444,828
Vanguard Capital Growth	121,929	933	(552)	381	1,857	10,077	(32,121)	(20,187)	(19,806)	—	(29,298)	(29,298)	(49,104)	72,825
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2022

Sub-Account	Net Assets as of January 1, 2022	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2022
Vanguard Equity Income	$3,518,159	$86,154	$(19,544)	$66,610	$46,819	$366,278	$(526,329)	$(113,232)	$(46,622)	$181,973	$(385,112)	$(203,139)	$(249,761)	$3,268,398
Vanguard Equity Index	171,770	1,983	(935)	1,048	9,933	6,631	(49,945)	(33,381)	(32,333)	326,979	(260,270)	66,709	34,376	206,146
Vanguard High Yield Bond	557,388	21,521	(2,226)	19,295	(50,167)	—	(26,281)	(76,448)	(57,153)	130,000	(501,434)	(371,434)	(428,587)	128,801
Vanguard International	426,814	3,885	(1,607)	2,278	(55,539)	57,596	(133,436)	(131,379)	(129,101)	4,000	(133,745)	(129,745)	(258,846)	167,968
Vanguard Mid-Cap Index	196,898	1,901	(946)	955	(5,573)	18,030	(48,235)	(35,778)	(34,823)	319,818	(401,484)	(81,666)	(116,489)	80,409
Vanguard Real Estate Index	784,549	10,490	(2,813)	7,677	41,046	23,694	(230,911)	(166,171)	(158,494)	211	(362,757)	(362,546)	(521,040)	263,509
Vanguard Short Term Investment Grade	744,383	20,228	(5,145)	15,083	(95,784)	9,655	10,860	(75,269)	(60,186)	1,400,148	(1,632,873)	(232,725)	(292,911)	451,472
Vanguard Small Company Growth	18,322	43	(98)	(55)	(152)	4,604	(9,392)	(4,940)	(4,995)	34,710	(31,699)	3,011	(1,984)	16,338
Vanguard Total Bond Market Index	406,296	10,189	(2,837)	7,352	(63,626)	3,615	(21,425)	(81,436)	(74,084)	413,446	(408,615)	4,831	(69,253)	337,043
Vanguard Total Stock Market Index	683,134	6,592	(2,850)	3,742	(4,892)	35,309	(158,878)	(128,461)	(124,719)	263,660	(634,980)	(371,320)	(496,039)	187,095
Virtus Duff & Phelps Real Estate Securities Series I	7,705	85	(38)	47	2	148	(2,225)	(2,075)	(2,028)	—	—	—	(2,028)	5,677
Virtus KAR Small-Cap Growth Series I	55,392	—	(255)	(255)	(10,994)	4,332	(9,375)	(16,037)	(16,292)	67,116	(67,753)	(637)	(16,929)	38,463
VY JPMorgan Emerging Markets Equity Portfolio Initial	28,435	—	(275)	(275)	(807)	6,167	(12,701)	(7,341)	(7,616)	—	(1,282)	(1,282)	(8,898)	19,537
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Notes to Financial Statements
1.ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2023 and December 31, 2022 for the following sub-accounts, except as noted in footnotes 5 and 6 to the table below.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AB Discovery Value Portfolio - Class A2	AB Discovery Value Portfolio — Class A

Alps
ALPS/Alerian Energy Infrastructure-Class I	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International	VP International Fund
American Century Mid Cap Value	VP Mid Cap Value Fund
American Century Value	VP Value Fund

American Funds Insurance Series
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund	American Funds Insurance Series International Fund
American Funds IS New World Fund	American Funds Insurance Series New World Fund

Blackrock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
BNY Mellon Sustainable U.S. Equity Fund, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Fund, Inc. — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia VP Select Mid Cap Growth Fund - Class 1	Columbia VP Select Mid Cap Growth Fund — Class 1
Columbia VP Overseas Core Fund - Class 1	Columbia VP Overseas Core Fund - Class 1

Delaware VIP Trust
Delaware VIP Emerging Markets	Delaware VIP Emerging Markets Series, Standard Class
Delaware VIP Small Cap Value	Delaware VIP Small Cap Value Series, Standard Class

Dimensional Fund Advisors
DFA VA Global Bond	V.A. Global Bond Portfolio
DFA VA International Small Portfolio	V.A. International Small Portfolio
DFA VA International Value Portfolio	V.A. International Value Portfolio
DFA VA Short Term Fixed Portfolio	V.A. Short Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio	V.A. U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	V.A. U.S. Targeted Value

DWS Variable Series I and II
DWS Alternative Asset Allocation VIP A	DWS Alternative Asset Allocation VIP — Class A Shares
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares

Eaton Vance
Eaton Vance VT Floating-Rate Income Fund Advisor Class	Eaton Vance VT Floating-Rate Income Fund Advisor Share Class

Federated Insurance Series
Federated Hermes High Income Bond	Federated Hermes High Income Bond
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financials Portfolio - Initial Class[1]	VIP Financials Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund - Class 1	Franklin Income VIP Fund - Class 1
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Global Discovery VIP Fund - Class 1	Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1	Franklin Mutual Shares VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Rising Dividends VIP Fund - Class 1	Franklin Rising Dividends VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 1	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1	Franklin U.S. Government Securities VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco EQV International Equity I	Invesco V.I. EQV International Equity Fund - Series I
Invesco EQV International Equity II	Invesco V.I. EQV International Equity Fund - Series II
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I

Janus Aspen Series
Janus Henderson Enterprise Portfolio[5]	Janus Henderson Enterprise Portfolio — Institutional Shares
Janus Henderson Flexible Bond	Janus Henderson Flexible Bond Portfolio — Institutional Shares
Janus Henderson Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio — Institutional Shares

Lincoln Investment Advisors
LVIP Delaware SMID Cap Core	LVIP Delaware VIP SMID Cap Core Fund - Standard Class
LVIP JPMorgan Mid Cap Value Fund - Standard Class[3]	LVIP JPMorgan Mid Cap Value Fund - Standard Class
LVIP JPMorgan U.S. Equity Fund - Standard Class[4]	LVIP JPMorgan U.S. Equity Fund - Standard Class

Merger Fund VL
Merger VL	The Merger Fund VL

MFS Variable Insurance Trust
MFS Growth Series[6]	MFS Growth Series — Initial Class
MFS New Discovery Series	MFS New Discovery Series — Initial Class
MFS Utilities Series	MFS Utilities Series — Initial Class

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
MFS Variable Insurance Trust
MFS International Growth Portfolio	MFS International Growth Portfolio — Initial Class
MFS International Intrinsic Value Portfolio	MFS International Intrinsic Value Portfolio — Initial Class

PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Dynamic Bond - Institutional Class	PIMCO Dynamic Bond Portfolio— Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO StocksPLUS Global Portfolio Institutional Class[5]	PIMCO StocksPLUS Global Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

Pioneer Variable Contracts Trust
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Royce Capital Fund
Royce Capital Micro-Cap[6]	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Touchstone Investments
TVST Touchstone Common Stock Fund	TVST Touchstone Common Stock Fund

VanEck Variable Insurance Products Trust
VanEck Global Resources Fund	VanEck VIP Global Resources Fund — Initial Class

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Stock Market Index

Virtus Variable Insurance Trust
Virtus Duff & Phelps Real Estate Securities Series I	Virtus Duff & Phelps Real Estate Securities Series Class I
Virtus KAR Small-Cap Growth Series I	Virtus KAR Small-Cap Growth Series Class I

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

1 Fidelity Financials Portfolio - Initial Class was known as Fidelity Financials Services prior to April 28, 2023.
2 AB Discovery Value Portfolio - Class A was known as AB VPS Small/Mid Cap Value Portfolio Class A prior to May 1, 2023.
3 LVIP JPMorgan Mid Cap Value Fund - Standard Class was known as JP Morgan Insurance Trust Mid Cap Value I prior to May 1, 2023.
4 LVIP JPMorgan U.S. Equity Fund - Standard Class was known as JP Morgan Insurance Trust U.S. Equity I prior to May 1, 2023.
5 There was activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2023.
6 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2023.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account. The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
SUB-ACCOUNT FUND FACILITATION FEE: At this time Symetra Life does not assess a sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the sub-account fund facilitation fee may be charged to owners invested in any sub-account offered under the contract. Symetra Life will notify contract holder in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge, if assessed, would be included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If the owner elects this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from owner contract value invested in the standard sub-accounts. The ("WTB") charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
SHORT TERM REDEMPTION FEES: Certain sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last. Redemption fees will be incurred when owner withdraws contract value invested in one of the sub-accounts or owner transfers contract value out of one of these sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the sub-accounts. The redemption fee will not apply to deductions from owner contract value to pay the mortality and expense risk charge or other charges under the contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will be assessed for transfers exceeding 25 every contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2023.

Sub-Account	Purchases	Proceeds From Sales
AB Discovery Value Portfolio - Class A1	$1,119	$70
ALPS/Alerian Energy Infrastructure-Class I	26,171	7,524
American Century Balanced	3,523	4,186
American Century International	4,224	10,548
American Century Mid Cap Value	1,905	10,513
American Century Value	46,745	26,905
American Funds IS Growth Fund	6,232	16,296
American Funds IS Growth-Income Fund	3,125	3,919
American Funds IS International Fund	216	82
American Funds IS New World Fund	177	62
BlackRock Capital Appreciation I	1,149	7,139
BlackRock Global Allocation I	38,941	5,393
BlackRock High Yield I	3,178	9,668
BNY Mellon Appreciation	5,210	2,173
BNY Mellon MidCap Stock	8,519	9,479
BNY Mellon Stock Index	35,098	58,794
BNY Mellon Sustainable U.S. Equity	9,519	1,163
BNY Mellon Technology Growth	—	123
Columbia Income Opportunities	4,036	465
Columbia VP Select Mid Cap Growth Fund - Class 1	—	856
Columbia VP Overseas Core Fund - Class 1	34	88
Delaware VIP Emerging Markets	2,910	4,431
Delaware VIP Small Cap Value	2,981	360

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
DFA VA Global Bond	$1,473	$4,731
DFA VA International Small Portfolio	1,023	141
DFA VA International Value Portfolio	1,822	569
DFA VA Short Term Fixed Portfolio	12,171	6,421
DFA VA U.S. Large Value Portfolio	12,100	1,923
DFA VA U.S. Targeted Value	19,207	5,318
DWS Alternative Asset Allocation VIP A	3,516	7,433
DWS CROCI International VIP - Class A	37,950	125,638
DWS Global Income Builder VIP A	64,317	175,601
Eaton Vance VT Floating-Rate Income Fund Advisor Class	382	326
Federated Hermes High Income Bond	4,598	7,221
Federated Hermes Managed Volatility II	740	1,319
Fidelity Contrafund	61,030	140,667
Fidelity Energy	3,194	710
Fidelity Equity-Income	7,528	4,529
Fidelity Financials Portfolio - Initial Class[1]	31,769	2,641
Fidelity Government Money Market Portfolio - Initial Class	92,352	119,712
Fidelity Government Money Market Portfolio - Service Class II	9,217	6,431
Fidelity Growth	18,905	12,178
Fidelity Growth & Income	2,608	5,116
Fidelity Growth Opportunities	620	14,588
Fidelity Investment Grade Bond	79	7,403
Fidelity Mid Cap I	70	30
Fidelity Real Estate	401	29
Fidelity Strategic Income	3,027	396
Franklin Income VIP Fund - Class 1	270	2,305
Franklin Income VIP Fund - Class 2	30,341	39,718
Franklin Mutual Global Discovery VIP Fund - Class 1	977	706
Franklin Mutual Shares VIP Fund - Class 1	20,850	1,163
Franklin Mutual Shares VIP Fund - Class 2	15,644	8,586
Franklin Rising Dividends VIP Fund - Class 1	32,311	19,150
Franklin Small-Mid Cap Growth VIP Fund - Class 2	806	22,625
Franklin Strategic Income VIP Fund - Class 1	9,569	3,481
Franklin U.S. Government Securities VIP Fund - Class 1	1,593	7,394
Franklin U.S. Government Securities VIP Fund - Class 2	1,047	1,318
Invesco American Franchise Fund I	2,997	4,689
Invesco EQV International Equity I	485	7,686
Invesco EQV International Equity II	560	3,699
Invesco Global Real Estate	1,894	5,350
Janus Henderson Enterprise Portfolio[1]	1,078	15,952
Janus Henderson Flexible Bond	8,638	3,512
Janus Henderson Mid Cap Value Portfolio	124	19
LVIP Delaware Smid Cap Core	8,545	813
LVIP JPMorgan Mid Cap Value Fund - Standard Class[1]	33,849	20,765
LVIP JPMorgan U.S. Equity Fund - Standard Class[1]	2,883	2,630
Merger VL	2,771	5,131
MFS International Growth Portfolio	340	5,822
MFS International Intrinsic Value Portfolio	25,704	18,858
MFS New Discovery Series	—	4,770
MFS Utilities Series	8,753	9,729
PIMCO All Asset Institutional Class	841	99
PIMCO CommodityRealReturn Strat. Institutional Class	2,916	108

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
PIMCO Dynamic Bond - Institutional Class	$296	$46
PIMCO Emerging Markets Bond Institutional Class	1,421	4,835
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	43	8
PIMCO Low Duration Institutional Class	3,158	504
PIMCO Real Return Institutional Class	1,097	4,187
PIMCO StocksPLUS Global Portfolio Institutional Class[1]	95	5,584
PIMCO Total Return Institutional Class	6,614	55,896
Pioneer Bond VCT Class I	44,510	94,181
Pioneer Equity Income VCT Class II	9,025	8,837
Pioneer Fund VCT Class I	1,276,581	3,119,098
Pioneer High Yield VCT Class II	905	184
Pioneer Mid Cap Value VCT Class I	249,194	118,501
Pioneer Select Mid Cap Growth VCT Class I	2,539	1,173,046
Pioneer Strategic Income VCT Class I	2,651	411
Pioneer Strategic Income VCT Class II	1,912	1,559
Royce Capital Small-Cap	5,310	5,675
T. Rowe Price All-Cap Opportunities Portfolio	49,095	9,645
T. Rowe Price Blue Chip Growth	16,107	9,177
T. Rowe Price Equity Income Portfolio	22,311	8,696
T. Rowe Price Health Sciences Portfolio	24,615	17,086
T. Rowe Price International Stock Portfolio	2,625	2,497
Templeton Developing Markets VIP Fund - Class 2	562	1,196
Templeton Global Bond VIP Fund - Class 1	55	3,121
Templeton Growth VIP Fund - Class 2	2,001	3,790
TVST Touchstone Common Stock Fund	5,216	437
VanEck Global Resources Fund	7,417	5,052
Vanguard Balanced	54,344	82,176
Vanguard Capital Growth	3,967	17,128
Vanguard Equity Income	256,158	85,710
Vanguard Equity Index	10,487	2,669
Vanguard High Yield Bond	52,908	21,103
Vanguard International	5,319	134,039
Vanguard Mid-Cap Index	2,512	6,511
Vanguard Real Estate Index	85,774	3,795
Vanguard Short Term Investment Grade	7,124	394,349
Vanguard Small Company Growth	72	106
Vanguard Total Bond Market Index	162,876	50,054
Vanguard Total Stock Market Index	64,218	13,759
Virtus Duff & Phelps Real Estate Securities Series I	128	2,645
Virtus KAR Small-Cap Growth Series I	2,358	8,522
VY JPMorgan Emerging Markets Equity Portfolio Initial	391	1,425
    1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements
5.CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years ended December 31, 2023 and 2022 were as follow:

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
AB Discovery Value Portfolio - Class A1	—	—	—	9	(4,030)	(4,021)
ALPS/Alerian Energy Infrastructure-Class I	308	(616)	(308)	—	(40,369)	(40,369)
American Century Balanced	59	(115)	(56)	53	(314)	(261)
American Century International	120	(510)	(390)	225	(728)	(503)
American Century Mid Cap Value	—	(338)	(338)	1,644	(2,127)	(483)
American Century Value	325	(650)	(325)	—	(9,222)	(9,222)
American Funds IS Growth Fund	95	(437)	(342)	93	(90)	3
American Funds IS Growth-Income Fund	—	(120)	(120)	—	(127)	(127)
BlackRock Capital Appreciation I	—	(172)	(172)	—	—	—
BlackRock Global Allocation I	2,406	(554)	1,852	—	(8,604)	(8,604)
BlackRock High Yield I	387	(942)	(555)	164	(4,308)	(4,144)
BNY Mellon Appreciation	27	(49)	(22)	35	(152)	(117)
BNY Mellon MidCap Stock	48	(206)	(158)	51	(269)	(218)
BNY Mellon Stock Index	579	(1,205)	(626)	17	(106)	(89)
BNY Mellon Sustainable U.S. Equity	—	(8)	(8)	—	(9)	(9)
BNY Mellon Technology Growth	—	—	—	—	(10)	(10)
Columbia VP Overseas Core Fund - Class 1	177	(181)	(4)	183	(177)	6
Delaware VIP Emerging Markets	223	(446)	(223)	3,275	(22,026)	(18,751)
Delaware VIP Small Cap Value	146	(144)	2	141	(142)	(1)
DFA VA Global Bond	1,586	(1,991)	(405)	1,303	(1,218)	85
DFA VA International Small Portfolio	344	(331)	13	2,482	(3,527)	(1,045)
DFA VA International Value Portfolio	732	(754)	(22)	753	(776)	(23)
DFA VA Short Term Fixed Portfolio	75	(450)	(375)	12,288	(10,913)	1,375
DFA VA U.S. Large Value Portfolio	252	(248)	4	1,910	(12,176)	(10,266)
DFA VA U.S. Targeted Value	264	(383)	(119)	163	(6,654)	(6,491)
DWS Alternative Asset Allocation VIP A	—	(582)	(582)	—	—	—
DWS CROCI International VIP - Class A	269	(5,736)	(5,467)	142	(5,532)	(5,390)
DWS Global Income Builder VIP A	140	(3,745)	(3,605)	116	(6,707)	(6,591)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	357	(382)	(25)	382	(375)	7
Federated Hermes High Income Bond	15	(195)	(180)	—	(302)	(302)
Federated Hermes Managed Volatility II	15	(37)	(22)	—	(54)	(54)
Fidelity Contrafund	2,586	(5,031)	(2,445)	6,283	(13,029)	(6,746)
Fidelity Energy	—	—	—	—	(6,593)	(6,593)
Fidelity Equity-Income	21	(73)	(52)	20	(371)	(351)
Fidelity Financials Portfolio - Initial Class[1]	—	—	—	—	(13,620)	(13,620)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Fidelity Government Money Market Portfolio - Initial Class	8,307	(11,451)	(3,144)	3,197	(71)	3,126
Fidelity Government Money Market Portfolio - Service Class II	—	(387)	(387)	14,279	(6,106)	8,173
Fidelity Growth	8	(211)	(203)	9	(317)	(308)
Fidelity Growth & Income	2	(132)	(130)	3	(136)	(133)
Fidelity Growth Opportunities	19	(241)	(222)	46	(3,734)	(3,688)
Fidelity Investment Grade Bond	226	(853)	(627)	2,114	(4,644)	(2,530)
Fidelity Mid Cap I	189	(189)	—	190	(190)	—
Fidelity Real Estate	157	(151)	6	134	(132)	2
Fidelity Strategic Income	—	—	—	4,097	(4,097)	—
Franklin Income VIP Fund - Class 1	—	(140)	(140)	—	(147)	(147)
Franklin Income VIP Fund - Class 2	796	(1,749)	(953)	254	(1,197)	(943)
Franklin Mutual Global Discovery VIP Fund - Class 1	2,204	(2,232)	(28)	2,311	(2,341)	(30)
Franklin Mutual Shares VIP Fund - Class 1	—	—	—	9	(12,766)	(12,757)
Franklin Mutual Shares VIP Fund - Class 2	162	(312)	(150)	162	(409)	(247)
Franklin Rising Dividends VIP Fund - Class 1	334	(838)	(504)	131	(7,009)	(6,878)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	37	(901)	(864)	149	(1,550)	(1,401)
Franklin Strategic Income VIP Fund - Class 1	397	(579)	(182)	211	(384)	(173)
Franklin U.S. Government Securities VIP Fund - Class 1	4,603	(5,201)	(598)	6,402	(9,193)	(2,791)
Franklin U.S. Government Securities VIP Fund - Class 2	—	(56)	(56)	20	(701)	(681)
Invesco American Franchise Fund I	—	(113)	(113)	—	(153)	(153)
Invesco EQV International Equity I	365	(730)	(365)	—	—	—
Invesco EQV International Equity II	35	(177)	(142)	127	(1,232)	(1,105)
Invesco Global Real Estate	228	(455)	(227)	81	(5,418)	(5,337)
Janus Henderson Enterprise Portfolio[1]	190	(597)	(407)	—	—	—
Janus Henderson Flexible Bond	201	(402)	(201)	—	(187)	(187)
Janus Henderson Mid Cap Value Portfolio	—	—	—	9	(4,278)	(4,269)
LVIP JPMorgan Mid Cap Value Fund - Standard Class[1]	199	(775)	(576)	1,678	(2,317)	(639)
LVIP JPMorgan U.S. Equity Fund - Standard Class[1]	—	(59)	(59)	—	(76)	(76)
Merger VL	—	(372)	(372)	2	(2)	—
MFS Growth Series[1]	—	—	—	9	(4,272)	(4,263)
MFS International Growth Portfolio	—	(271)	(271)	—	—	—
MFS International Intrinsic Value Portfolio	459	(1,121)	(662)	7,975	(18,147)	(10,172)
MFS New Discovery Series	—	(164)	(164)	—	—	—
MFS Utilities Series	1,968	(2,287)	(319)	3,426	(4,294)	(868)
PIMCO All Asset Institutional Class	1,011	(988)	23	988	(23,232)	(22,244)
PIMCO Dynamic Bond - Institutional Class	—	—	—	20	(10,368)	(10,348)
PIMCO Emerging Markets Bond Institutional Class	2,276	(2,654)	(378)	2,225	(11,441)	(9,216)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2023			2022
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	—	—	—	40	(21,938)	(21,898)
PIMCO Real Return Institutional Class	—	(359)	(359)	2,251	(2,764)	(513)
PIMCO StocksPLUS Global Portfolio Institutional Class[1]	257	(514)	(257)	—	—	—
PIMCO Total Return Institutional Class	871	(5,842)	(4,971)	11,149	(49,209)	(38,060)
Pioneer Bond VCT Class I	208	(2,068)	(1,860)	33	(4,503)	(4,470)
Pioneer Equity Income VCT Class II	171	(272)	(101)	—	(54)	(54)
Pioneer Fund VCT Class I	132	(15,053)	(14,921)	234	(15,085)	(14,851)
Pioneer High Yield VCT Class II	7	—	7	—	(436)	(436)
Pioneer Mid Cap Value VCT Class I	45	(1,625)	(1,580)	10	(1,747)	(1,737)
Pioneer Select Mid Cap Growth VCT Class I	106	(7,318)	(7,212)	307	(9,452)	(9,145)
Pioneer Strategic Income VCT Class II	21	(62)	(41)	31	(1,155)	(1,124)
Royce Capital Micro-Cap[1]	—	—	—	29	(288)	(259)
Royce Capital Small-Cap	3,462	(3,606)	(144)	3,459	(3,496)	(37)
T. Rowe Price All-Cap Opportunities Portfolio	—	(117)	(117)	17	(487)	(470)
T. Rowe Price Blue Chip Growth	407	(151)	256	555	(8,831)	(8,276)
T. Rowe Price Equity Income Portfolio	201	(449)	(248)	5,294	(12,418)	(7,124)
T. Rowe Price Health Sciences Portfolio	1,052	(1,316)	(264)	1,013	(3,871)	(2,858)
T. Rowe Price International Stock Portfolio	—	(52)	(52)	—	(45)	(45)
Templeton Developing Markets VIP Fund - Class 2	—	(35)	(35)	121	(38)	83
Templeton Global Bond VIP Fund - Class 1	575	(879)	(304)	5,589	(14,400)	(8,811)
Templeton Growth VIP Fund - Class 2	32	(168)	(136)	89	(137)	(48)
TVST Touchstone Common Stock Fund	—	—	—	6,218	(6,218)	—
VanEck Global Resources Fund	346	(692)	(346)	9	(27,185)	(27,176)
Vanguard Balanced	1,347	(3,560)	(2,213)	4,158	(44,063)	(39,905)
Vanguard Capital Growth	—	(429)	(429)	—	(786)	(786)
Vanguard Equity Income	151	(2,289)	(2,138)	5,952	(12,771)	(6,819)
Vanguard Equity Index	1,887	(1,918)	(31)	10,082	(8,031)	2,051
Vanguard High Yield Bond	3,042	(1,370)	1,672	9,032	(34,688)	(25,656)
Vanguard International	32	(5,451)	(5,419)	173	(5,810)	(5,637)
Vanguard Mid-Cap Index	—	(198)	(198)	10,950	(13,648)	(2,698)
Vanguard Real Estate Index	3,224	(190)	3,034	9	(17,040)	(17,031)
Vanguard Short Term Investment Grade	4,026	(38,741)	(34,715)	125,495	(147,709)	(22,214)
Vanguard Small Company Growth	—	—	—	1,176	(1,074)	102
Vanguard Total Bond Market Index	15,063	(5,325)	9,738	36,709	(37,997)	(1,288)
Vanguard Total Stock Market Index	1,743	(753)	990	8,003	(19,479)	(11,476)
Virtus Duff & Phelps Real Estate Securities Series I	156	(312)	(156)	—	—	—
Virtus KAR Small-Cap Growth Series I	—	(190)	(190)	1,704	(1,704)	—
VY JPMorgan Emerging Markets Equity Portfolio Initial	—	(40)	(40)	—	(43)	(43)
    1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts of the Symetra Resource Variable Account B, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2023.

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
AB Discovery Value Portfolio - Class A1
	2023	$30.498	to	$30.498	427	$13,017	1.08%	0.60%	to	0.60%	16.48%	to	16.48%
	2022	26.183	to	26.183	427	11,175	0.29	0.60	to	0.60	(16.13)	to	(16.13)
	2021	31.220	to	31.220	4,448	138,860	0.77	0.60	to	0.60	35.13	to	35.13
	2020	23.103	to	23.103	4,612	106,557	1.06	0.60	to	0.60	2.75	to	2.75
	2019	22.484	to	22.484	4,627	104,039	0.46	0.60	to	0.60	19.37	to	19.37
ALPS/Alerian Energy Infrastructure-Class I
	2023	13.884	to	13.884	42,895	595,543	3.59	0.60	to	0.60	13.57	to	13.57
	2022	12.225	to	12.225	43,203	528,170	3.63	0.60	to	0.60	17.13	to	17.13
	2021	10.437	to	10.437	83,572	872,226	3.26	0.60	to	0.60	37.42	to	37.42
	2020	7.595	to	7.595	49,786	378,098	3.41	0.60	to	0.60	(25.30)	to	(25.30)
	2019	10.167	to	10.167	51,206	520,632	1.86	0.60	to	0.60	20.01	to	20.01
American Century Balanced
	2023	27.147	to	27.147	4,518	122,648	1.94	1.25	to	1.25	14.97	to	14.97
	2022	23.613	to	23.613	4,574	107,999	1.20	1.25	to	1.25	(18.29)	to	(18.29)
	2021	28.900	to	28.900	4,834	139,711	0.71	1.25	to	1.25	14.33	to	14.33
	2020	25.277	to	25.277	9,445	238,753	1.17	1.25	to	1.25	11.13	to	11.13
	2019	22.746	to	22.746	10,013	227,757	1.53	1.25	to	1.25	18.36	to	18.36
American Century International
	2023	17.447	to	17.447	12,486	217,840	1.37	1.25	to	1.25	11.18	to	11.18
	2022	15.693	to	15.693	12,876	202,066	1.46	1.25	to	1.25	(25.69)	to	(25.69)
	2021	21.118	to	21.118	13,380	282,551	0.16	1.25	to	1.25	7.40	to	7.40
	2020	19.663	to	19.663	18,824	370,141	0.48	1.25	to	1.25	24.32	to	24.32
	2019	15.817	to	15.817	19,215	303,922	0.98	1.25	to	1.25	26.83	to	26.83
American Century Mid Cap Value
	2023	31.071	to	31.071	145	4,506	2.36	0.60	to	0.60	5.50	to	5.50
	2022	29.451	to	29.451	483	14,235	2.29	0.60	to	0.60	(1.78)	to	(1.78)
	2021	29.985	to	29.985	967	28,990	1.17	0.60	to	0.60	22.47	to	22.47
	2020	24.484	to	24.484	967	23,671	1.77	0.60	to	0.60	0.60	to	0.60
	2019	24.337	to	24.337	1,193	29,044	2.06	0.60	to	0.60	28.38	to	28.38
American Century Value
	2023	30.438	to	40.156	11,102	353,096	2.39	0.60	to	1.25	8.45	to	7.75
	2022	28.067	to	37.269	11,427	338,086	1.99	0.60	to	1.25	(0.06)	to	(0.70)
	2021	28.083	to	37.533	20,650	601,605	1.73	0.60	to	1.25	23.76	to	22.96
	2020	22.691	to	30.524	22,344	525,647	4.21	0.60	to	1.25	0.38	to	(0.27)
	2019	22.606	to	30.608	2,686	80,794	2.12	0.60	to	1.25	26.27	to	25.45
American Funds IS Growth Fund
	2023	45.890	to	45.890	2,198	100,875	0.62	0.60	to	0.60	37.99	to	37.99
	2022	33.257	to	33.257	2,540	84,475	0.59	0.60	to	0.60	(30.18)	to	(30.18)
	2021	47.631	to	47.631	2,537	120,836	0.47	0.60	to	0.60	21.56	to	21.56

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
American Funds IS Growth Fund (Continued)
	2020	$39.182	to	$39.182	2,538	$99,459	0.53%	0.60%	to	0.60%	51.55%	to	51.55%
	2019	25.854	to	25.854	3,684	95,239	0.95	0.60	to	0.60	30.33	to	30.33
American Funds IS Growth-Income Fund
	2023	34.683	to	34.683	1,451	50,312	1.59	0.60	to	0.60	25.71	to	25.71
	2022	27.590	to	27.590	1,571	43,341	1.50	0.60	to	0.60	(16.79)	to	(16.79)
	2021	33.156	to	33.156	1,697	56,279	1.35	0.60	to	0.60	23.67	to	23.67
	2020	26.809	to	26.809	1,826	48,948	0.73	0.60	to	0.60	13.13	to	13.13
	2019	23.697	to	23.697	7,648	181,236	2.34	0.60	to	0.60	25.70	to	25.70
American Funds IS International Fund
	2023	15.762	to	15.762	923	14,545	1.57	0.60	to	0.60	15.43	to	15.43
	2022	13.655	to	13.655	923	12,601	2.01	0.60	to	0.60	(21.05)	to	(21.05)
	2021	17.295	to	17.295	923	15,959	0.82	0.60	to	0.60	(1.83)	to	(1.83)
	2020	17.617	to	17.617	3,570	62,892	0.81	0.60	to	0.60	13.59	to	13.59
	2019	15.509	to	15.509	8,532	132,320	1.10	0.60	to	0.60	22.47	to	22.47
American Funds IS New World Fund
	2023	16.718	to	16.718	659	11,017	1.71	0.60	to	0.60	15.53	to	15.53
	2022	14.471	to	14.471	659	9,535	1.59	0.60	to	0.60	(22.33)	to	(22.33)
	2021	18.631	to	18.631	659	12,277	0.92	0.60	to	0.60	4.53	to	4.53
	2020	17.823	to	17.823	981	17,481	0.27	0.60	to	0.60	23.15	to	23.15
	2019	14.473	to	14.473	806	11,668	0.66	0.60	to	0.60	28.69	to	28.69
BlackRock Capital Appreciation I
	2023	44.638	to	44.638	518	23,120	—	0.60	to	0.60	48.11	to	48.11
	2022	30.138	to	30.138	690	20,794	—	0.60	to	0.60	(38.01)	to	(38.01)
	2021	48.617	to	48.617	690	33,542	—	0.60	to	0.60	20.43	to	20.43
	2020	40.369	to	40.369	690	27,852	—	0.60	to	0.60	41.06	to	41.06
	2019	28.618	to	28.618	690	19,744	—	0.60	to	0.60	31.20	to	31.20
BlackRock Global Allocation I
	2023	18.554	to	18.554	4,750	88,128	2.24	0.60	to	0.60	12.16	to	12.16
	2022	16.543	to	16.543	2,898	47,939	—	0.60	to	0.60	(16.37)	to	(16.37)
	2021	19.780	to	19.780	11,501	227,496	0.92	0.60	to	0.60	6.04	to	6.04
	2020	18.654	to	18.654	11,501	214,546	5.04	0.60	to	0.60	20.29	to	20.29
	2019	15.508	to	15.508	2,509	38,906	1.31	0.60	to	0.60	17.28	to	17.28
BlackRock High Yield I
	2023	17.256	to	17.256	2,470	42,624	6.56	0.60	to	0.60	12.51	to	12.51
	2022	15.337	to	15.337	3,026	46,394	5.17	0.60	to	0.60	(10.87)	to	(10.87)
	2021	17.208	to	17.208	7,170	123,380	4.51	0.60	to	0.60	4.69	to	4.69
	2020	16.437	to	16.437	7,165	117,768	5.34	0.60	to	0.60	6.65	to	6.65
	2019	15.412	to	15.412	28,062	432,473	5.38	0.60	to	0.60	14.61	to	14.61
BNY Mellon Appreciation
	2023	37.420	to	37.420	1,401	52,428	0.72	1.25	to	1.25	19.47	to	19.47
	2022	31.322	to	31.322	1,423	44,571	0.67	1.25	to	1.25	(19.08)	to	(19.08)
	2021	38.707	to	38.707	1,541	59,629	0.44	1.25	to	1.25	25.55	to	25.55
	2020	30.830	to	30.830	1,578	48,645	0.77	1.25	to	1.25	22.15	to	22.15
	2019	25.239	to	25.239	2,397	60,489	1.15	1.25	to	1.25	34.41	to	34.41

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
BNY Mellon Midcap Stock
	2023	$39.557	to	$39.557	4,920	$194,640	0.78%	1.25%	to	1.25%	16.85%	to	16.85%
	2022	33.854	to	33.854	5,078	171,912	0.72	1.25	to	1.25	(15.14)	to	(15.14)
	2021	39.896	to	39.896	5,296	211,278	0.70	1.25	to	1.25	24.32	to	24.32
	2020	32.091	to	32.091	7,451	239,120	0.85	1.25	to	1.25	6.76	to	6.76
	2019	30.058	to	30.058	9,389	282,210	0.70	1.25	to	1.25	18.69	to	18.69
BNY Mellon Stock Index
	2023	54.534	to	54.534	3,004	163,848	1.18	1.25	to	1.25	24.05	to	24.05
	2022	43.962	to	43.962	3,630	159,592	1.09	1.25	to	1.25	(19.54)	to	(19.54)
	2021	54.635	to	54.635	3,719	203,211	0.81	1.25	to	1.25	26.53	to	26.53
	2020	43.181	to	43.181	5,280	228,018	1.33	1.25	to	1.25	16.25	to	16.25
	2019	37.145	to	37.145	7,268	269,952	1.42	1.25	to	1.25	29.22	to	29.22
BNY Mellon Sustainable U.S. Equity
	2023	24.563	to	24.563	3,497	85,908	0.72	1.25	to	1.25	22.29	to	22.29
	2022	20.086	to	20.086	3,506	70,420	0.52	1.25	to	1.25	(23.83)	to	(23.83)
	2021	26.370	to	26.370	3,515	92,682	0.74	1.25	to	1.25	25.42	to	25.42
	2020	21.025	to	21.025	3,524	74,091	1.07	1.25	to	1.25	22.60	to	22.60
	2019	17.149	to	17.149	3,533	60,592	1.43	1.25	to	1.25	32.69	to	32.69
BNY Mellon Technology Growth
	2023	22.045	to	22.045	545	12,024	—	1.25	to	1.25	57.44	to	57.44
	2022	14.002	to	14.002	545	7,638	—	1.25	to	1.25	(47.05)	to	(47.05)
	2021	26.445	to	26.445	556	14,696	—	1.25	to	1.25	11.53	to	11.53
	2020	23.712	to	23.712	6,320	149,871	0.26	1.25	to	1.25	67.81	to	67.81
	2019	14.130	to	14.130	8,150	115,164	—	1.25	to	1.25	24.25	to	24.25
Columbia Income Opportunities
	2023	16.295	to	16.295	5,084	82,844	5.18	0.60	to	0.60	10.90	to	10.90
	2022	14.694	to	14.694	5,084	74,705	5.39	0.60	to	0.60	(10.55)	to	(10.55)
	2021	16.427	to	16.427	5,084	83,514	9.10	0.60	to	0.60	3.88	to	3.88
	2020	15.814	to	15.814	5,084	80,400	4.83	0.60	to	0.60	5.26	to	5.26
	2019	15.024	to	15.024	5,131	77,089	5.10	0.60	to	0.60	15.77	to	15.77
Columbia VP Overseas Core Fund - Class 1
	2023	19.069	to	19.069	44	844	1.91	0.60	to	0.60	14.95	to	14.95
	2022	16.589	to	16.589	48	798	0.79	0.60	to	0.60	(15.18)	to	(15.18)
	2021	19.559	to	19.559	42	826	1.26	0.60	to	0.60	9.30	to	9.30
	2020	17.895	to	17.895	43	764	1.69	0.60	to	0.60	8.47	to	8.47
	2019	16.498	to	16.498	42	695	1.29	0.60	to	0.60	24.72	to	24.72
Columbia VP Select Mid Cap Growth Fund - Class 1
	2023	32.114	to	32.114	4,938	158,593	—	0.60	to	0.60	24.50	to	24.50
	2022	25.795	to	25.795	4,938	127,389	—	0.60	to	0.60	(31.25)	to	(31.25)
	2021	37.519	to	37.519	4,938	185,287	—	0.60	to	0.60	15.87	to	15.87
	2020	32.379	to	32.379	4,938	159,905	—	0.60	to	0.60	34.61	to	34.61
	2019	24.054	to	24.054	4,938	118,790	—	0.60	to	0.60	34.37	to	34.37
Delaware VIP Emerging Markets
	2023	15.555	to	15.555	12,472	194,011	1.58	0.60	to	0.60	13.11	to	13.11

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Delaware VIP Emerging Markets (Continued)
	2022	$13.752	to	$13.752	12,696	$174,590	4.05%	0.60%	to	0.60%	(28.02)%	to	(28.02)%
	2021	19.105	to	19.105	31,446	600,772	0.18	0.60	to	0.60	(3.42)	to	(3.42)
	2020	19.781	to	19.781	9,852	194,888	0.77	0.60	to	0.60	24.34	to	24.34
	2019	15.909	to	15.909	9,796	155,848	0.62	0.60	to	0.60	21.89	to	21.89
Delaware VIP Small Cap Value
	2023	27.074	to	27.074	2,285	61,868	0.95	0.60	to	0.60	8.79	to	8.79
	2022	24.886	to	24.886	2,283	56,826	0.82	0.60	to	0.60	(12.61)	to	(12.61)
	2021	28.478	to	28.478	2,284	65,054	0.82	0.60	to	0.60	33.61	to	33.61
	2020	21.314	to	21.314	2,295	48,917	1.35	0.60	to	0.60	(2.49)	to	(2.49)
	2019	21.858	to	21.858	2,285	49,949	0.52	0.60	to	0.60	27.37	to	27.37
DFA VA Global Bond
	2023	10.799	to	10.799	3,043	32,860	3.62	0.60	to	0.60	4.42	to	4.42
	2022	10.342	to	10.342	3,448	35,656	1.61	0.60	to	0.60	(6.89)	to	(6.89)
	2021	11.107	to	11.107	3,363	37,353	0.27	0.60	to	0.60	(1.64)	to	(1.64)
	2020	11.292	to	11.292	12,690	143,291	0.02	0.60	to	0.60	0.86	to	0.86
	2019	11.196	to	11.196	16,674	186,687	2.49	0.60	to	0.60	3.56	to	3.56
DFA VA International Small Portfolio
	2023	22.367	to	22.367	1,140	25,508	3.20	0.60	to	0.60	13.43	to	13.43
	2022	19.719	to	19.719	1,127	22,228	1.48	0.60	to	0.60	(18.13)	to	(18.13)
	2021	24.087	to	24.087	2,172	52,316	0.66	0.60	to	0.60	13.88	to	13.88
	2020	21.151	to	21.151	13,125	277,607	2.78	0.60	to	0.60	8.76	to	8.76
	2019	19.448	to	19.448	13,217	257,033	2.85	0.60	to	0.60	23.16	to	23.16
DFA VA International Value Portfolio
	2023	20.385	to	20.385	1,645	33,535	4.85	0.60	to	0.60	17.16	to	17.16
	2022	17.400	to	17.400	1,667	29,000	3.95	0.60	to	0.60	(4.04)	to	(4.04)
	2021	18.132	to	18.132	1,690	30,639	0.66	0.60	to	0.60	17.41	to	17.41
	2020	15.443	to	15.443	16,886	260,780	2.51	0.60	to	0.60	(2.35)	to	(2.35)
	2019	15.815	to	15.815	15,560	246,085	3.69	0.60	to	0.60	15.16	to	15.16
DFA VA Short Term Fixed Portfolio
	2023	10.418	to	10.418	28,677	298,759	3.86	0.60	to	0.60	4.35	to	4.35
	2022	9.984	to	9.984	29,052	290,038	1.37	0.60	to	0.60	(1.74)	to	(1.74)
	2021	10.161	to	10.161	27,677	281,223	—	0.60	to	0.60	(0.79)	to	(0.79)
	2020	10.242	to	10.242	80,235	821,734	0.51	0.60	to	0.60	—	to	—
	2019	10.242	to	10.242	89,807	919,799	2.16	0.60	to	0.60	1.90	to	1.90
DFA VA U.S. Large Value Portfolio
	2023	32.991	to	32.991	10,513	346,834	2.32	0.60	to	0.60	10.26	to	10.26
	2022	29.921	to	29.921	10,509	314,434	1.86	0.60	to	0.60	(5.44)	to	(5.44)
	2021	31.644	to	31.644	20,775	657,397	1.17	0.60	to	0.60	26.28	to	26.28
	2020	25.059	to	25.059	26,400	661,562	2.28	0.60	to	0.60	(1.97)	to	(1.97)
	2019	25.562	to	25.562	25,433	650,108	1.69	0.60	to	0.60	25.03	to	25.03
DFA VA U.S. Targeted Value
	2023	37.210	to	37.210	6,632	246,791	1.60	0.60	to	0.60	19.32	to	19.32
	2022	31.186	to	31.186	6,752	210,556	1.00	0.60	to	0.60	(4.78)	to	(4.78)
	2021	32.753	to	32.753	13,243	433,756	0.95	0.60	to	0.60	38.84	to	38.84

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
DFA VA U.S. Targeted Value (Continued)
	2020	$23.590	to	$23.590	16,192	$381,974	1.93%	0.60%	to	0.60%	3.36%	to	3.36%
	2019	22.823	to	22.823	12,290	280,499	1.57	0.60	to	0.60	21.83	to	21.83
DWS Alternative Asset Allocation VIP A
	2023	12.338	to	12.338	3,294	40,643	6.76	0.60	to	0.60	5.55	to	5.55
	2022	11.689	to	11.689	3,876	45,307	7.44	0.60	to	0.60	(7.98)	to	(7.98)
	2021	12.702	to	12.702	3,876	49,232	2.02	0.60	to	0.60	12.07	to	12.07
	2020	11.334	to	11.334	3,876	43,929	3.00	0.60	to	0.60	5.08	to	5.08
	2019	10.786	to	10.786	10,172	109,715	3.78	0.60	to	0.60	13.99	to	13.99
DWS CROCI International VIP - Class A
	2023	21.587	to	21.587	47,690	1,029,488	3.36	1.25	to	1.25	17.47	to	17.47
	2022	18.376	to	18.376	53,157	976,823	3.29	1.25	to	1.25	(14.26)	to	(14.26)
	2021	21.433	to	21.433	58,547	1,254,864	2.40	1.25	to	1.25	7.88	to	7.88
	2020	19.868	to	19.868	63,415	1,259,907	3.46	1.25	to	1.25	1.34	to	1.34
	2019	19.606	to	19.606	69,850	1,369,454	3.01	1.25	to	1.25	20.26	to	20.26
DWS Global Income Builder VIP A
	2023	44.523	to	44.523	45,245	2,014,443	3.19	1.25	to	1.25	13.47	to	13.47
	2022	39.238	to	39.238	48,850	1,916,768	3.01	1.25	to	1.25	(16.04)	to	(16.04)
	2021	46.732	to	46.732	55,441	2,590,854	2.35	1.25	to	1.25	9.58	to	9.58
	2020	42.647	to	42.647	60,153	2,565,359	3.15	1.25	to	1.25	6.93	to	6.93
	2019	39.882	to	39.882	70,587	2,815,185	3.86	1.25	to	1.25	18.67	to	18.67
Eaton Vance VT Floating-Rate Income Fund Advisor Class
	2023	13.195	to	13.195	357	4,710	8.45	0.60	to	0.60	10.82	to	10.82
	2022	11.907	to	11.907	382	4,542	4.88	0.60	to	0.60	(2.95)	to	(2.95)
	2021	12.269	to	12.269	375	4,597	3.12	0.60	to	0.60	3.12	to	3.12
	2020	11.898	to	11.898	302	3,590	3.58	0.60	to	0.60	1.66	to	1.66
	2019	11.704	to	11.704	6,240	73,032	4.54	0.60	to	0.60	6.83	to	6.83
Federated Hermes High Income Bond
	2023	34.771	to	34.771	2,048	71,227	5.91	1.25	to	1.25	11.32	to	11.32
	2022	31.235	to	31.235	2,228	69,605	5.65	1.25	to	1.25	(12.87)	to	(12.87)
	2021	35.850	to	35.850	2,530	90,705	4.94	1.25	to	1.25	3.54	to	3.54
	2020	34.623	to	34.623	2,578	89,261	6.03	1.25	to	1.25	4.28	to	4.28
	2019	33.203	to	33.203	3,061	101,642	6.41	1.25	to	1.25	13.12	to	13.12
Federated Hermes Managed Volatility II
	2023	32.116	to	32.116	471	15,122	1.86	1.25	to	1.25	7.34	to	7.34
	2022	29.921	to	29.921	493	14,744	1.91	1.25	to	1.25	(14.83)	to	(14.83)
	2021	35.129	to	35.129	547	19,204	1.75	1.25	to	1.25	17.04	to	17.04
	2020	30.015	to	30.015	562	16,855	2.56	1.25	to	1.25	(0.32)	to	(0.32)
	2019	30.112	to	30.112	636	19,139	2.05	1.25	to	1.25	18.73	to	18.73
Fidelity Contrafund
	2023	39.627	to	71.336	28,795	1,452,919	0.49	0.60	to	1.25	32.66	to	31.80
	2022	29.872	to	54.125	31,240	1,197,538	0.48	0.60	to	1.25	(26.75)	to	(27.23)
	2021	40.783	to	74.375	37,986	1,946,034	0.06	0.60	to	1.25	27.07	to	26.25
	2020	32.094	to	58.912	41,584	1,721,391	0.25	0.60	to	1.25	29.78	to	28.94

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Contrafund (Continued)
	2019	$24.729	to	$45.688	51,548	$1,641,737	0.46%	0.60%	to	1.25%	30.79%	to	29.95%
Fidelity Energy
	2023	17.019	to	17.019	7,006	119,229	2.69	0.60	to	0.60	0.38	to	0.38
	2022	16.955	to	16.955	7,006	118,775	2.32	0.60	to	0.60	62.22	to	62.22
	2021	10.452	to	10.452	13,598	142,135	2.55	0.60	to	0.60	54.41	to	54.41
	2020	6.769	to	6.769	13,598	92,043	2.84	0.60	to	0.60	(33.17)	to	(33.17)
	2019	10.128	to	10.128	13,598	137,725	2.07	0.60	to	0.60	9.42	to	9.42
Fidelity Equity-Income
	2023	42.050	to	42.050	3,540	148,861	1.96	1.25	to	1.25	9.28	to	9.28
	2022	38.480	to	38.480	3,592	138,222	1.83	1.25	to	1.25	(6.14)	to	(6.14)
	2021	40.996	to	40.996	3,943	161,633	1.92	1.25	to	1.25	23.34	to	23.34
	2020	33.237	to	33.237	4,065	135,126	1.83	1.25	to	1.25	5.37	to	5.37
	2019	31.544	to	31.544	4,134	130,413	1.90	1.25	to	1.25	25.86	to	25.86
Fidelity Financials Portfolio - Initial Class[1]
	2023	34.796	to	34.796	14,473	503,596	2.76	0.60	to	0.60	14.05	to	14.05
	2022	30.510	to	30.510	14,473	441,570	1.72	0.60	to	0.60	(8.88)	to	(8.88)
	2021	33.483	to	33.483	28,093	940,643	1.67	0.60	to	0.60	32.40	to	32.40
	2020	25.290	to	25.290	34,769	879,314	2.48	0.60	to	0.60	0.16	to	0.16
	2019	25.249	to	25.249	34,769	877,886	2.08	0.60	to	0.60	33.53	to	33.53
Fidelity Government Money Market Portfolio - Initial Class
	2023	10.660	to	10.660	10,970	116,940	4.75	0.60	to	0.60	4.26	to	4.26
	2022	10.224	to	10.224	14,114	144,300	1.56	0.60	to	0.60	0.83	to	0.83
	2021	10.140	to	10.140	10,987	111,409	0.01	0.60	to	0.60	(0.59)	to	(0.59)
	2020	10.200	to	10.200	12,787	130,425	0.33	0.60	to	0.60	(0.28)	to	(0.28)
	2019	10.229	to	10.229	10,209	104,425	2.04	0.60	to	0.60	1.41	to	1.41
Fidelity Government Money Market Portfolio - Service Class II
	2023	10.131	to	10.131	20,099	203,623	4.54	1.25	to	1.25	3.34	to	3.34
	2022	9.804	to	9.804	20,486	200,838	1.41	1.25	to	1.25	0.01	to	0.01
	2021	9.803	to	9.803	12,312	120,698	0.01	1.25	to	1.25	(1.24)	to	(1.24)
	2020	9.926	to	9.926	13,861	137,581	0.22	1.25	to	1.25	(1.00)	to	(1.00)
	2019	10.026	to	10.026	14,919	149,585	1.82	1.25	to	1.25	0.49	to	0.49
Fidelity Growth
	2023	38.118	to	38.118	11,579	441,408	0.13	1.25	to	1.25	34.55	to	34.55
	2022	28.330	to	28.330	11,782	333,812	0.61	1.25	to	1.25	(25.39)	to	(25.39)
	2021	37.972	to	37.972	12,090	459,104	—	1.25	to	1.25	21.68	to	21.68
	2020	31.206	to	31.206	17,098	533,548	0.07	1.25	to	1.25	42.11	to	42.11
	2019	21.959	to	21.959	18,218	400,051	0.21	1.25	to	1.25	32.64	to	32.64
Fidelity Growth & Income
	2023	37.262	to	37.262	1,343	50,054	1.63	1.25	to	1.25	17.25	to	17.25
	2022	31.780	to	31.780	1,473	46,825	1.58	1.25	to	1.25	(6.13)	to	(6.13)
	2021	33.855	to	33.855	1,607	54,396	1.77	1.25	to	1.25	24.39	to	24.39
	2020	27.217	to	27.217	2,942	80,076	2.14	1.25	to	1.25	6.51	to	6.51
	2019	25.554	to	25.554	3,817	97,536	3.30	1.25	to	1.25	28.44	to	28.44

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Growth Opportunities
	2023	$55.211	to	$55.211	5,195	$286,842	—%	1.25%	to	1.25%	43.85%	to	43.85%
	2022	38.381	to	38.381	5,418	207,940	—	1.25	to	1.25	(38.92)	to	(38.92)
	2021	62.836	to	62.836	9,106	572,184	—	1.25	to	1.25	10.55	to	10.55
	2020	56.838	to	56.838	10,599	602,436	0.01	1.25	to	1.25	66.56	to	66.56
	2019	34.124	to	34.124	11,659	397,837	0.15	1.25	to	1.25	39.09	to	39.09
Fidelity Investment Grade Bond
	2023	11.833	to	11.833	58	680	0.68	0.60	to	0.60	5.57	to	5.57
	2022	11.209	to	11.209	685	7,676	1.01	0.60	to	0.60	(13.48)	to	(13.48)
	2021	12.955	to	12.955	3,215	41,648	2.05	0.60	to	0.60	(1.20)	to	(1.20)
	2020	13.113	to	13.113	3,204	42,017	1.97	0.60	to	0.60	8.74	to	8.74
	2019	12.059	to	12.059	17,649	212,827	2.74	0.60	to	0.60	9.01	to	9.01
Fidelity Mid Cap I
	2023	30.099	to	30.099	47	1,422	0.62	0.60	to	0.60	14.39	to	14.39
	2022	26.312	to	26.312	47	1,240	0.50	0.60	to	0.60	(15.25)	to	(15.25)
	2021	31.048	to	31.048	47	1,464	0.61	0.60	to	0.60	24.85	to	24.85
	2020	24.868	to	24.868	53	1,320	0.63	0.60	to	0.60	17.48	to	17.48
	2019	21.167	to	21.167	54	1,144	1.16	0.60	to	0.60	22.71	to	22.71
Fidelity Real Estate
	2023	18.114	to	18.114	284	5,141	2.49	0.60	to	0.60	10.53	to	10.53
	2022	16.389	to	16.389	278	4,559	1.34	0.60	to	0.60	(27.94)	to	(27.94)
	2021	22.745	to	22.745	276	6,299	1.17	0.60	to	0.60	38.16	to	38.16
	2020	16.463	to	16.463	277	4,564	2.18	0.60	to	0.60	(7.10)	to	(7.10)
	2019	17.722	to	17.722	271	4,819	1.68	0.60	to	0.60	22.48	to	22.48
Fidelity Strategic Income
	2023	13.862	to	13.862	5,038	69,834	4.57	0.60	to	0.60	8.76	to	8.76
	2022	12.746	to	12.746	5,038	64,210	3.70	0.60	to	0.60	(11.79)	to	(11.79)
	2021	14.449	to	14.449	5,038	72,792	2.53	0.60	to	0.60	3.12	to	3.12
	2020	14.012	to	14.012	6,029	84,476	2.37	0.60	to	0.60	6.87	to	6.87
	2019	13.111	to	13.111	13,351	175,049	3.34	0.60	to	0.60	10.22	to	10.22
Franklin Income VIP Fund - Class 1
	2023	17.313	to	17.313	81	1,404	5.37	0.60	to	0.60	8.23	to	8.23
	2022	15.997	to	15.997	221	3,535	5.05	0.60	to	0.60	(5.81)	to	(5.81)
	2021	16.983	to	16.983	368	6,251	4.76	0.60	to	0.60	16.31	to	16.31
	2020	14.602	to	14.602	517	7,554	5.98	0.60	to	0.60	0.36	to	0.36
	2019	14.549	to	14.549	704	10,243	5.47	0.60	to	0.60	15.73	to	15.73
Franklin Income VIP Fund - Class 2
	2023	23.219	to	23.219	5,173	120,111	5.01	1.25	to	1.25	7.28	to	7.28
	2022	21.644	to	21.644	6,126	132,587	4.97	1.25	to	1.25	(6.65)	to	(6.65)
	2021	23.185	to	23.185	7,069	163,891	4.67	1.25	to	1.25	15.30	to	15.30
	2020	20.108	to	20.108	7,306	146,896	5.76	1.25	to	1.25	(0.55)	to	(0.55)
	2019	20.220	to	20.220	7,652	154,718	5.35	1.25	to	1.25	14.61	to	14.61
Franklin Mutual Global Discovery VIP Fund - Class 1
	2023	24.244	to	24.244	549	13,319	2.66	0.60	to	0.60	19.83	to	19.83

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin Mutual Global Discovery VIP Fund - Class 1 (Continued)
	2022	$20.232	to	$20.232	578	$11,688	1.68%	0.60%	to	0.60%	(5.09)%	to	(5.09)%
	2021	21.317	to	21.317	608	12,950	2.45	0.60	to	0.60	18.72	to	18.72
	2020	17.956	to	17.956	893	16,036	2.76	0.60	to	0.60	(4.79)	to	(4.79)
	2019	18.860	to	18.860	763	14,386	0.75	0.60	to	0.60	23.96	to	23.96
Franklin Mutual Shares VIP Fund - Class 1
	2023	23.163	to	23.163	9,116	211,164	2.14	0.60	to	0.60	13.05	to	13.05
	2022	20.489	to	20.489	9,116	186,788	1.51	0.60	to	0.60	(7.71)	to	(7.71)
	2021	22.201	to	22.201	21,873	485,600	3.36	0.60	to	0.60	18.81	to	18.81
	2020	18.686	to	18.686	17,884	334,188	3.11	0.60	to	0.60	(5.42)	to	(5.42)
	2019	19.757	to	19.757	17,981	355,236	2.67	0.60	to	0.60	22.19	to	22.19
Franklin Mutual Shares VIP Fund - Class 2
	2023	27.012	to	27.012	4,558	123,128	1.89	1.25	to	1.25	12.06	to	12.06
	2022	24.106	to	24.106	4,708	113,493	1.83	1.25	to	1.25	(8.58)	to	(8.58)
	2021	26.368	to	26.368	4,955	130,654	2.90	1.25	to	1.25	17.69	to	17.69
	2020	22.405	to	22.405	5,087	113,965	2.84	1.25	to	1.25	(6.22)	to	(6.22)
	2019	23.892	to	23.892	5,135	122,686	1.85	1.25	to	1.25	21.05	to	21.05
Franklin Rising Dividends VIP Fund - Class 1
	2023	35.361	to	35.361	8,257	291,987	1.11	0.60	to	0.60	11.72	to	11.72
	2022	31.651	to	31.651	8,761	277,306	0.87	0.60	to	0.60	(10.88)	to	(10.88)
	2021	35.515	to	35.515	15,639	555,416	1.09	0.60	to	0.60	26.34	to	26.34
	2020	28.111	to	28.111	12,088	339,791	1.47	0.60	to	0.60	15.54	to	15.54
	2019	24.331	to	24.331	12,090	294,156	2.07	0.60	to	0.60	28.81	to	28.81
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2023	26.938	to	26.938	3,287	88,546	—	1.25	to	1.25	25.16	to	25.16
	2022	21.522	to	21.522	4,150	89,333	—	1.25	to	1.25	(34.51)	to	(34.51)
	2021	32.865	to	32.865	5,551	182,443	—	1.25	to	1.25	8.65	to	8.65
	2020	30.249	to	30.249	11,089	335,453	—	1.25	to	1.25	53.17	to	53.17
	2019	19.749	to	19.749	13,082	258,358	—	1.25	to	1.25	29.80	to	29.80
Franklin Strategic Income VIP Fund - Class 1
	2023	12.774	to	12.774	16,697	213,287	4.67	0.60	to	0.60	7.72	to	7.72
	2022	11.858	to	11.858	16,879	200,156	4.38	0.60	to	0.60	(11.00)	to	(11.00)
	2021	13.323	to	13.323	17,052	227,177	3.54	0.60	to	0.60	1.67	to	1.67
	2020	13.104	to	13.104	18,432	241,530	5.05	0.60	to	0.60	3.14	to	3.14
	2019	12.705	to	12.705	18,947	240,735	5.37	0.60	to	0.60	7.75	to	7.75
Franklin U.S. Government Securities VIP Fund - Class 1
	2023	10.175	to	10.175	1,179	11,993	2.44	0.60	to	0.60	4.13	to	4.13
	2022	9.771	to	9.771	1,776	17,357	2.76	0.60	to	0.60	(10.04)	to	(10.04)
	2021	10.861	to	10.861	4,568	49,611	2.64	0.60	to	0.60	(2.21)	to	(2.21)
	2020	11.106	to	11.106	4,317	47,943	3.65	0.60	to	0.60	3.46	to	3.46
	2019	10.735	to	10.735	4,304	46,196	3.08	0.60	to	0.60	4.84	to	4.84
Franklin U.S. Government Securities VIP Fund - Class 2
	2023	15.281	to	15.281	2,561	39,128	2.71	1.25	to	1.25	3.17	to	3.17
	2022	14.811	to	14.811	2,617	38,756	2.45	1.25	to	1.25	(10.87)	to	(10.87)
	2021	16.618	to	16.618	3,298	54,803	2.78	1.25	to	1.25	(3.05)	to	(3.05)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin U.S. Government Securities VIP Fund - Class 2 (Continued)
	2020	$17.140	to	$17.140	4,551	$77,997	3.43%	1.25%	to	1.25%	2.54%	to	2.54%
	2019	16.715	to	16.715	4,883	81,627	2.57	1.25	to	1.25	3.92	to	3.92
Invesco American Franchise Fund I
	2023	31.627	to	31.627	4,788	151,414	—	1.25	to	1.25	39.18	to	39.18
	2022	22.723	to	22.723	4,900	111,346	—	1.25	to	1.25	(31.97)	to	(31.97)
	2021	33.401	to	33.401	5,053	168,783	—	1.25	to	1.25	10.54	to	10.54
	2020	30.217	to	30.217	7,440	224,809	0.07	1.25	to	1.25	40.58	to	40.58
	2019	21.494	to	21.494	9,380	201,603	—	1.25	to	1.25	35.06	to	35.06
Invesco EQV International Equity I
	2023	19.312	to	19.312	9,496	183,389	0.20	0.60	to	0.60	17.44	to	17.44
	2022	16.444	to	16.444	9,862	162,162	1.74	0.60	to	0.60	(18.80)	to	(18.80)
	2021	20.250	to	20.250	9,862	199,692	1.28	0.60	to	0.60	5.25	to	5.25
	2020	19.239	to	19.239	9,862	189,720	2.45	0.60	to	0.60	13.32	to	13.32
	2019	16.978	to	16.978	9,862	167,430	1.60	0.60	to	0.60	27.80	to	27.80
Invesco EQV International Equity II
	2023	18.660	to	18.660	2,592	48,369	—	1.25	to	1.25	16.41	to	16.41
	2022	16.030	to	16.030	2,734	43,833	1.16	1.25	to	1.25	(19.52)	to	(19.52)
	2021	19.917	to	19.917	3,839	76,463	1.08	1.25	to	1.25	4.29	to	4.29
	2020	19.097	to	19.097	4,143	79,123	2.12	1.25	to	1.25	12.33	to	12.33
	2019	17.001	to	17.001	4,560	77,532	1.14	1.25	to	1.25	26.65	to	26.65
Invesco Global Real Estate
	2023	15.004	to	35.722	1,923	68,700	1.50	0.60	to	1.25	8.40	to	7.70
	2022	13.841	to	33.169	2,150	67,468	2.04	0.60	to	1.25	(25.39)	to	(25.87)
	2021	18.550	to	44.742	7,487	191,009	2.05	0.60	to	1.25	24.96	to	24.15
	2020	14.845	to	36.039	12,833	248,936	4.51	0.60	to	1.25	(12.84)	to	(13.41)
	2019	17.032	to	41.619	24,111	504,695	4.28	0.60	to	1.25	22.26	to	21.47
Janus Henderson Enterprise Portfolio[1]
	2023	42.069	to	42.069	—	—	—	0.60	to	0.60	17.37	to	17.37
	2022	35.844	to	35.844	407	14,608	0.20	0.60	to	0.60	(16.44)	to	(16.44)
	2021	42.897	to	42.897	407	17,480	0.35	0.60	to	0.60	16.13	to	16.13
	2020	36.938	to	36.938	823	30,391	0.11	0.60	to	0.60	18.76	to	18.76
	2019	31.103	to	31.103	823	25,594	0.02	0.60	to	0.60	34.67	to	34.67
Janus Henderson Flexible Bond
	2023	11.655	to	11.655	17,879	208,383	4.28	0.60	to	0.60	4.88	to	4.88
	2022	11.113	to	11.113	18,080	200,927	2.49	0.60	to	0.60	(14.18)	to	(14.18)
	2021	12.949	to	12.949	18,267	236,529	1.83	0.60	to	0.60	(1.49)	to	(1.49)
	2020	13.145	to	13.145	28,107	369,471	2.92	0.60	to	0.60	9.83	to	9.83
	2019	11.969	to	11.969	28,670	343,154	3.17	0.60	to	0.60	8.92	to	8.92
Janus Henderson Mid Cap Value Portfolio
	2023	25.563	to	25.563	137	3,496	1.13	0.60	to	0.60	10.73	to	10.73
	2022	23.085	to	23.085	137	3,155	0.13	0.60	to	0.60	(6.12)	to	(6.12)
	2021	24.591	to	24.591	4,405	108,334	0.45	0.60	to	0.60	19.01	to	19.01
	2020	20.663	to	20.663	4,580	94,637	1.02	0.60	to	0.60	(1.52)	to	(1.52)
	2019	20.981	to	20.981	8,547	179,319	1.17	0.60	to	0.60	29.58	to	29.58

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
LVIP Delaware SMID Cap Core
	2023	$30.305	to	$30.305	4,937	$149,604	1.14%	0.60%	to	0.60%	15.76%	to	15.76%
	2022	26.179	to	26.179	4,937	129,239	0.46	0.60	to	0.60	(14.25)	to	(14.25)
	2021	30.528	to	30.528	4,937	150,709	0.97	0.60	to	0.60	22.44	to	22.44
	2020	24.933	to	24.933	6,828	170,239	0.52	0.60	to	0.60	10.42	to	10.42
	2019	22.580	to	22.580	8,547	192,997	0.46	0.60	to	0.60	28.85	to	28.85
LVIP JPMorgan Mid Cap Value Fund - Standard Class[1]
	2023	29.455	to	55.963	7,548	286,989	3.18	0.60	to	1.25	10.25	to	9.54
	2022	26.717	to	51.089	8,123	277,729	0.96	0.60	to	1.25	(8.71)	to	(9.30)
	2021	29.265	to	56.326	8,763	328,035	0.99	0.60	to	1.25	29.11	to	28.27
	2020	22.667	to	43.911	12,383	366,286	1.44	0.60	to	1.25	(0.23)	to	(0.88)
	2019	22.719	to	44.300	13,469	399,535	0.98	0.60	to	1.25	26.00	to	25.19
LVIP JPMorgan U.S. Equity Fund - Standard Class[1]
	2023	37.682	to	37.682	1,340	50,484	1.56	1.25	to	1.25	25.59	to	25.59
	2022	30.005	to	30.005	1,399	41,981	0.53	1.25	to	1.25	(19.70)	to	(19.70)
	2021	37.367	to	37.367	1,475	55,123	0.73	1.25	to	1.25	27.74	to	27.74
	2020	29.253	to	29.253	1,541	45,084	0.82	1.25	to	1.25	23.70	to	23.70
	2019	23.648	to	23.648	2,431	57,494	0.85	1.25	to	1.25	30.12	to	30.12
Merger VL
	2023	13.309	to	13.309	2,104	27,996	1.78	0.60	to	0.60	3.72	to	3.72
	2022	12.832	to	12.832	2,475	31,762	1.55	0.60	to	0.60	0.28	to	0.28
	2021	12.796	to	12.796	2,475	31,660	—	0.60	to	0.60	0.48	to	0.48
	2020	12.735	to	12.735	2,475	31,510	—	0.60	to	0.60	6.74	to	6.74
	2019	11.931	to	11.931	2,475	29,521	1.04	0.60	to	0.60	5.53	to	5.53
MFS Growth Series[1]
	2023	46.675	to	46.675	—	—	—	0.60	to	0.60	35.05	to	35.05
	2022	34.560	to	34.560	—	—	—	0.60	to	0.60	(32.04)	to	(32.04)
	2021	50.857	to	50.857	4,263	216,795	—	0.60	to	0.60	22.80	to	22.80
	2020	41.416	to	41.416	4,437	183,775	—	0.60	to	0.60	31.07	to	31.07
	2019	31.599	to	31.599	4,679	147,847	—	0.60	to	0.60	37.32	to	37.32
MFS International Growth Portfolio
	2023	22.680	to	22.680	104	2,364	1.39	0.60	to	0.60	14.03	to	14.03
	2022	19.889	to	19.889	376	7,470	0.61	0.60	to	0.60	(15.46)	to	(15.46)
	2021	23.526	to	23.526	376	8,835	0.51	0.60	to	0.60	8.61	to	8.61
	2020	21.661	to	21.661	376	8,135	1.45	0.60	to	0.60	15.14	to	15.14
	2019	18.812	to	18.812	376	7,064	0.08	0.60	to	0.60	26.54	to	26.54
MFS International Intrinsic Value Portfolio
	2023	26.450	to	26.450	11,970	316,600	0.72	0.60	to	0.60	16.95	to	16.95
	2022	22.616	to	22.616	12,631	285,667	0.64	0.60	to	0.60	(24.02)	to	(24.02)
	2021	29.764	to	29.764	22,803	678,705	0.24	0.60	to	0.60	9.90	to	9.90
	2020	27.084	to	27.084	4,099	111,011	0.88	0.60	to	0.60	19.80	to	19.80
	2019	22.607	to	22.607	7,277	164,521	0.88	0.60	to	0.60	25.18	to	25.18
MFS New Discovery Series
	2023	30.741	to	30.741	290	8,926	—	0.60	to	0.60	13.73	to	13.73
	2022	27.030	to	27.030	454	12,285	—	0.60	to	0.60	(30.18)	to	(30.18)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
MFS New Discovery Series (Continued)
	2021	$38.713	to	$38.713	454	$17,598	—%	0.60%	to	0.60%	1.19%	to	1.19%
	2020	38.257	to	38.257	454	17,394	—	0.60	to	0.60	45.02	to	45.02
	2019	26.381	to	26.381	454	11,995	—	0.60	to	0.60	40.85	to	40.85
MFS Utilities Series
	2023	23.266	to	23.266	2,999	69,772	3.58	0.60	to	0.60	(2.69)	to	(2.69)
	2022	23.910	to	23.910	3,318	79,339	2.52	0.60	to	0.60	0.15	to	0.15
	2021	23.873	to	23.873	4,186	99,936	1.76	0.60	to	0.60	13.41	to	13.41
	2020	21.050	to	21.050	4,133	87,012	2.51	0.60	to	0.60	5.27	to	5.27
	2019	19.997	to	19.997	4,082	81,626	4.03	0.60	to	0.60	24.32	to	24.32
PIMCO All Asset Institutional Class
	2023	15.556	to	15.556	1,124	17,484	3.07	0.60	to	0.60	7.64	to	7.64
	2022	14.452	to	14.452	1,101	15,912	7.21	0.60	to	0.60	(12.19)	to	(12.19)
	2021	16.458	to	16.458	23,346	384,216	11.11	0.60	to	0.60	15.72	to	15.72
	2020	14.222	to	14.222	23,758	337,900	4.89	0.60	to	0.60	7.52	to	7.52
	2019	13.227	to	13.227	54,880	725,915	2.94	0.60	to	0.60	11.24	to	11.24
PIMCO CommodityRealReturn Strat. Institutional Class
	2023	8.163	to	8.163	2,134	17,420	16.25	0.60	to	0.60	(8.29)	to	(8.29)
	2022	8.901	to	8.901	2,134	18,996	21.09	0.60	to	0.60	8.14	to	8.14
	2021	8.231	to	8.231	2,134	17,566	4.44	0.60	to	0.60	32.67	to	32.67
	2020	6.204	to	6.204	2,134	13,241	6.59	0.60	to	0.60	0.89	to	0.89
	2019	6.149	to	6.149	2,225	13,685	4.49	0.60	to	0.60	10.95	to	10.95
PIMCO Dynamic Bond - Institutional Class
	2023	12.298	to	12.298	651	7,995	3.86	0.60	to	0.60	6.62	to	6.62
	2022	11.534	to	11.534	651	7,500	2.09	0.60	to	0.60	(6.78)	to	(6.78)
	2021	12.373	to	12.373	10,999	136,082	2.23	0.60	to	0.60	0.83	to	0.83
	2020	12.271	to	12.271	14,587	178,985	2.92	0.60	to	0.60	4.35	to	4.35
	2019	11.760	to	11.760	16,358	192,366	4.58	0.60	to	0.60	4.46	to	4.46
PIMCO Emerging Markets Bond Institutional Class
	2023	12.787	to	12.787	1,573	20,106	5.86	0.60	to	0.60	10.61	to	10.61
	2022	11.560	to	11.560	1,951	22,545	4.80	0.60	to	0.60	(16.09)	to	(16.09)
	2021	13.776	to	13.776	11,167	153,846	4.63	0.60	to	0.60	(3.00)	to	(3.00)
	2020	14.202	to	14.202	13,320	189,187	4.75	0.60	to	0.60	6.22	to	6.22
	2019	13.370	to	13.370	33,260	444,675	4.57	0.60	to	0.60	14.26	to	14.26
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class
	2023	9.942	to	9.942	128	1,277	2.40	0.60	to	0.60	4.78	to	4.78
	2022	9.488	to	9.488	128	1,218	1.41	0.60	to	0.60	(11.40)	to	(11.40)
	2021	10.709	to	10.709	22,026	235,870	5.12	0.60	to	0.60	(4.59)	to	(4.59)
	2020	11.224	to	11.224	22,792	255,817	2.62	0.60	to	0.60	9.62	to	9.62
	2019	10.239	to	10.239	22,862	234,078	2.60	0.60	to	0.60	5.65	to	5.65
PIMCO Low Duration Institutional Class
	2023	10.691	to	10.691	8,112	86,721	3.75	0.60	to	0.60	4.51	to	4.51
	2022	10.230	to	10.230	8,112	82,985	1.83	0.60	to	0.60	(6.16)	to	(6.16)
	2021	10.902	to	10.902	8,112	88,436	0.66	0.60	to	0.60	(1.38)	to	(1.38)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
PIMCO Low Duration Institutional Class (Continued)
	2020	$11.054	to	$11.054	11,616	$128,396	1.32%	0.60%	to	0.60%	2.53%	to	2.53%
	2019	10.781	to	10.781	9,800	$105,658	2.94%	0.60%	to	0.60%	3.55%	to	3.55%
PIMCO Real Return Institutional Class
	2023	11.048	to	11.048	2,870	31,699	3.15	0.60	to	0.60	3.20	to	3.20
	2022	10.705	to	10.705	3,229	34,562	7.21	0.60	to	0.60	(12.30)	to	(12.30)
	2021	12.206	to	12.206	3,742	45,671	5.10	0.60	to	0.60	5.11	to	5.11
	2020	11.613	to	11.613	3,742	43,451	1.58	0.60	to	0.60	11.21	to	11.21
	2019	10.442	to	10.442	3,623	37,829	1.81	0.60	to	0.60	7.95	to	7.95
PIMCO StocksPLUS Global Portfolio Institutional Class[1]
	2023	22.916	to	22.916	—	—	1.78	0.60	to	0.60	22.29	to	22.29
	2022	18.739	to	18.739	257	4,819	1.36	0.60	to	0.60	(19.00)	to	(19.00)
	2021	23.135	to	23.135	257	5,951	0.23	0.60	to	0.60	18.80	to	18.80
	2020	19.474	to	19.474	257	5,009	1.30	0.60	to	0.60	12.79	to	12.79
	2019	17.266	to	17.266	257	4,441	1.76	0.60	to	0.60	27.11	to	27.11
PIMCO Total Return Institutional Class
	2023	11.522	to	11.522	14,739	169,801	3.71	0.60	to	0.60	5.46	to	5.46
	2022	10.925	to	10.925	19,709	215,325	2.61	0.60	to	0.60	(14.69)	to	(14.69)
	2021	12.806	to	12.806	57,770	739,783	1.97	0.60	to	0.60	(1.71)	to	(1.71)
	2020	13.029	to	13.029	60,139	783,516	2.22	0.60	to	0.60	8.16	to	8.16
	2019	12.046	to	12.046	41,588	500,949	3.16	0.60	to	0.60	7.87	to	7.87
Pioneer Bond VCT Class I
	2023	42.633	to	42.633	22,872	975,136	3.94	1.25	to	1.25	5.63	to	5.63
	2022	40.361	to	40.361	24,732	998,197	2.42	1.25	to	1.25	(15.26)	to	(15.26)
	2021	47.631	to	47.631	29,202	1,390,932	2.21	1.25	to	1.25	(0.87)	to	(0.87)
	2020	48.049	to	48.049	30,459	1,463,519	3.03	1.25	to	1.25	7.35	to	7.35
	2019	44.758	to	44.758	36,087	1,615,137	3.26	1.25	to	1.25	7.92	to	7.92
Pioneer Equity Income VCT Class II
	2023	32.394	to	32.394	1,356	43,916	1.67	1.25	to	1.25	5.85	to	5.85
	2022	30.605	to	30.605	1,456	44,574	1.55	1.25	to	1.25	(9.08)	to	(9.08)
	2021	33.663	to	33.663	1,510	50,837	1.22	1.25	to	1.25	23.77	to	23.77
	2020	27.197	to	27.197	1,579	42,957	2.40	1.25	to	1.25	(1.50)	to	(1.50)
	2019	27.612	to	27.612	1,641	45,312	2.41	1.25	to	1.25	23.68	to	23.68
Pioneer Fund VCT Class I
	2023	215.721	to	215.721	128,623	27,746,712	0.87	1.25	to	1.25	27.33	to	27.33
	2022	169.415	to	169.415	143,544	24,318,468	0.64	1.25	to	1.25	(20.49)	to	(20.49)
	2021	213.083	to	213.083	158,395	33,751,356	0.32	1.25	to	1.25	26.39	to	26.39
	2020	168.587	to	168.587	169,684	28,606,638	0.77	1.25	to	1.25	22.74	to	22.74
	2019	137.357	to	137.357	186,330	25,593,760	1.01	1.25	to	1.25	29.70	to	29.70
Pioneer High Yield VCT Class II
	2023	19.236	to	19.236	817	15,708	5.31	1.25	to	1.25	9.62	to	9.62
	2022	17.548	to	17.548	810	14,211	4.81	1.25	to	1.25	(12.54)	to	(12.54)
	2021	20.063	to	20.063	1,246	24,992	4.86	1.25	to	1.25	4.14	to	4.14
	2020	19.266	to	19.266	1,181	22,752	5.15	1.25	to	1.25	0.71	to	0.71
	2019	19.130	to	19.130	1,177	22,509	4.66	1.25	to	1.25	12.87	to	12.87

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Pioneer Mid Cap Value VCT Class I
	2023	$63.119	to	$63.119	31,238	$1,971,681	1.95%	1.25%	to	1.25%	11.06%	to	11.06%
	2022	56.832	to	56.832	32,817	1,865,069	2.09	1.25	to	1.25	(6.81)	to	(6.81)
	2021	60.985	to	60.985	34,554	2,107,263	0.96	1.25	to	1.25	28.06	to	28.06
	2020	47.622	to	47.622	37,748	1,797,639	1.23	1.25	to	1.25	0.87	to	0.87
	2019	47.212	to	47.212	44,274	2,090,266	1.36	1.25	to	1.25	26.84	to	26.84
Pioneer Select Mid Cap Growth VCT Class I
	2023	152.382	to	152.382	81,265	12,383,338	—	1.25	to	1.25	17.30	to	17.30
	2022	129.908	to	129.908	88,477	11,493,891	—	1.25	to	1.25	(31.91)	to	(31.91)
	2021	190.800	to	190.800	97,623	18,626,372	—	1.25	to	1.25	6.73	to	6.73
	2020	178.775	to	178.775	109,691	19,609,952	—	1.25	to	1.25	37.44	to	37.44
	2019	130.071	to	130.071	129,751	16,876,839	—	1.25	to	1.25	31.43	to	31.43
Pioneer Strategic Income VCT Class I
	2023	13.109	to	13.109	5,509	72,220	3.86	0.60	to	0.60	7.67	to	7.67
	2022	12.175	to	12.175	5,509	67,070	3.15	0.60	to	0.60	(13.21)	to	(13.21)
	2021	14.028	to	14.028	5,509	77,281	3.28	0.60	to	0.60	1.37	to	1.37
	2020	13.838	to	13.838	5,509	76,234	3.52	0.60	to	0.60	6.88	to	6.88
	2019	12.947	to	12.947	5,856	75,814	3.31	0.60	to	0.60	9.34	to	9.34
Pioneer Strategic Income VCT Class II
	2023	16.981	to	16.981	2,700	45,842	3.61	1.25	to	1.25	6.72	to	6.72
	2022	15.912	to	15.912	2,741	43,609	2.87	1.25	to	1.25	(13.92)	to	(13.92)
	2021	18.486	to	18.486	3,864	71,430	3.04	1.25	to	1.25	0.47	to	0.47
	2020	18.400	to	18.400	4,012	73,810	3.27	1.25	to	1.25	6.04	to	6.04
	2019	17.352	to	17.352	5,929	102,881	3.10	1.25	to	1.25	8.16	to	8.16
Royce Capital Micro-Cap[1]
	2023	20.814	to	20.814	—	—	—	0.60	to	0.60	18.07	to	18.07
	2022	17.628	to	17.628	—	—	—	0.60	to	0.60	(22.90)	to	(22.90)
	2021	22.863	to	22.863	259	5,924	—	0.60	to	0.60	29.20	to	29.20
	2020	17.696	to	17.696	226	4,002	—	0.60	to	0.60	23.05	to	23.05
	2019	14.381	to	14.381	169	2,438	—	0.60	to	0.60	18.84	to	18.84
Royce Capital Small-Cap
	2023	24.041	to	24.041	1,548	37,208	0.82	0.60	to	0.60	25.17	to	25.17
	2022	19.206	to	19.206	1,692	32,498	0.39	0.60	to	0.60	(9.74)	to	(9.74)
	2021	21.278	to	21.278	1,729	36,784	1.43	0.60	to	0.60	28.05	to	28.05
	2020	16.617	to	16.617	1,884	31,315	1.08	0.60	to	0.60	(7.71)	to	(7.71)
	2019	18.005	to	18.005	1,652	29,752	0.60	0.60	to	0.60	17.96	to	17.96
T. Rowe Price All-Cap Opportunities Portfolio
	2023	53.938	to	53.938	13,356	720,391	0.26	0.60	to	0.60	28.19	to	28.19
	2022	42.075	to	42.075	13,472	566,852	—	0.60	to	0.60	(21.98)	to	(21.98)
	2021	53.928	to	53.928	13,942	751,860	—	0.60	to	0.60	20.07	to	20.07
	2020	44.912	to	44.912	27,459	1,233,246	—	0.60	to	0.60	43.51	to	43.51
	2019	31.295	to	31.295	31,486	985,374	0.42	0.60	to	0.60	34.12	to	34.12

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
T. Rowe Price Blue Chip Growth
	2023	$44.335	to	$44.335	13,959	$618,858	—%	0.60%	to	0.60%	48.40%	to	48.40%
	2022	29.875	to	29.875	13,703	409,373	—	0.60	to	0.60	(38.87)	to	(38.87)
	2021	48.872	to	48.872	21,979	1,074,154	—	0.60	to	0.60	16.92	to	16.92
	2020	41.800	to	41.800	22,197	927,816	—	0.60	to	0.60	33.48	to	33.48
	2019	31.316	to	31.316	23,592	738,828	—	0.60	to	0.60	29.11	to	29.11
T. Rowe Price Equity Income Portfolio
	2023	28.506	to	28.506	12,930	368,583	2.10	0.60	to	0.60	8.89	to	8.89
	2022	26.179	to	26.179	13,178	345,002	1.79	0.60	to	0.60	(3.92)	to	(3.92)
	2021	27.247	to	27.247	20,302	553,188	1.57	0.60	to	0.60	24.80	to	24.80
	2020	21.833	to	21.833	20,784	453,780	2.33	0.60	to	0.60	0.58	to	0.58
	2019	21.708	to	21.708	24,756	537,391	2.39	0.60	to	0.60	25.65	to	25.65
T. Rowe Price Health Sciences Portfolio
	2023	44.984	to	44.984	14,565	655,175	—	0.60	to	0.60	2.35	to	2.35
	2022	43.953	to	43.953	14,828	651,742	—	0.60	to	0.60	(13.00)	to	(13.00)
	2021	50.518	to	50.518	17,686	893,481	—	0.60	to	0.60	12.42	to	12.42
	2020	44.935	to	44.935	19,479	875,281	—	0.60	to	0.60	28.85	to	28.85
	2019	34.875	to	34.875	24,722	862,191	—	0.60	to	0.60	28.17	to	28.17
T. Rowe Price International Stock Portfolio
	2023	19.374	to	19.374	14,269	276,439	1.01	0.60	to	0.60	15.55	to	15.55
	2022	16.767	to	16.767	14,321	240,120	0.79	0.60	to	0.60	(16.32)	to	(16.32)
	2021	20.037	to	20.037	14,366	287,847	0.54	0.60	to	0.60	0.72	to	0.72
	2020	19.894	to	19.894	15,945	317,225	0.59	0.60	to	0.60	13.76	to	13.76
	2019	17.487	to	17.487	16,240	283,999	2.46	0.60	to	0.60	27.00	to	27.00
Templeton Developing Markets VIP Fund - Class 2
	2023	25.434	to	25.434	1,048	26,648	2.07	1.25	to	1.25	11.23	to	11.23
	2022	22.867	to	22.867	1,083	24,761	2.73	1.25	to	1.25	(22.95)	to	(22.95)
	2021	29.679	to	29.679	1,000	29,680	0.87	1.25	to	1.25	(6.91)	to	(6.91)
	2020	31.882	to	31.882	1,065	33,955	2.92	1.25	to	1.25	15.73	to	15.73
	2019	27.549	to	27.549	5,487	151,155	0.99	1.25	to	1.25	25.12	to	25.12
Templeton Global Bond VIP Fund - Class 1
	2023	10.141	to	10.141	2,397	24,307	—	0.60	to	0.60	2.58	to	2.58
	2022	9.886	to	9.886	2,701	26,700	—	0.60	to	0.60	(5.42)	to	(5.42)
	2021	10.452	to	10.452	11,512	120,320	—	0.60	to	0.60	(5.20)	to	(5.20)
	2020	11.025	to	11.025	11,019	121,478	8.23	0.60	to	0.60	(5.64)	to	(5.64)
	2019	11.684	to	11.684	13,126	153,363	7.04	0.60	to	0.60	1.64	to	1.64
Templeton Growth VIP Fund - Class 2
	2023	20.945	to	20.945	2,158	45,189	3.30	1.25	to	1.25	19.51	to	19.51
	2022	17.525	to	17.525	2,293	40,192	0.16	1.25	to	1.25	(12.60)	to	(12.60)
	2021	20.052	to	20.052	2,341	46,949	1.11	1.25	to	1.25	3.57	to	3.57

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Templeton Growth VIP Fund - Class 2 (Continued)
	2020	$19.361	to	$19.361	2,414	$46,733	3.03%	1.25%	to	1.25%	4.48%	to	4.48%
	2019	18.530	to	18.530	2,371	43,936	2.63	1.25	to	1.25	13.72	to	13.72
TVST Touchstone Common Stock Fund
	2023	39.027	to	39.027	2,073	80,889	0.45	0.60	to	0.60	25.90	to	25.90
	2022	30.999	to	30.999	2,073	64,250	0.42	0.60	to	0.60	(18.15)	to	(18.15)
	2021	37.872	to	37.872	2,073	78,496	0.56	0.60	to	0.60	27.08	to	27.08
	2020	29.801	to	29.801	2,263	67,449	0.65	0.60	to	0.60	22.94	to	22.94
	2019	24.241	to	24.241	2,250	54,543	0.58	0.60	to	0.60	27.81	to	27.81
VanEck Global Resources Fund
	2023	10.519	to	10.519	24,483	257,543	2.84	0.60	to	0.60	(4.16)	to	(4.16)
	2022	10.976	to	10.976	24,829	272,520	1.25	0.60	to	0.60	7.75	to	7.75
	2021	10.187	to	10.187	52,005	529,760	0.48	0.60	to	0.60	18.21	to	18.21
	2020	8.618	to	8.618	34,326	295,809	0.94	0.60	to	0.60	18.41	to	18.41
	2019	7.278	to	7.278	34,341	249,951	—	0.60	to	0.60	11.20	to	11.20
Vanguard Balanced
	2023	25.571	to	25.571	17,556	448,929	2.07	0.60	to	0.60	13.64	to	13.64
	2022	22.501	to	22.501	19,769	444,828	2.24	0.60	to	0.60	(14.81)	to	(14.81)
	2021	26.414	to	26.414	59,675	1,576,232	2.19	0.60	to	0.60	18.31	to	18.31
	2020	22.327	to	22.327	87,161	1,946,053	1.85	0.60	to	0.60	10.02	to	10.02
	2019	20.294	to	20.294	32,818	665,981	2.79	0.60	to	0.60	21.75	to	21.75
Vanguard Capital Growth
	2023	47.903	to	47.903	1,505	72,086	1.02	0.60	to	0.60	27.22	to	27.22
	2022	37.654	to	37.654	1,934	72,825	1.02	0.60	to	0.60	(15.99)	to	(15.99)
	2021	44.821	to	44.821	2,720	121,929	0.97	0.60	to	0.60	20.81	to	20.81
	2020	37.099	to	37.099	3,401	126,158	1.32	0.60	to	0.60	16.77	to	16.77
	2019	31.771	to	31.771	2,618	83,188	2.80	0.60	to	0.60	25.74	to	25.74
Vanguard Equity Income
	2023	32.404	to	32.404	106,244	3,442,721	2.67	0.60	to	0.60	7.45	to	7.45
	2022	30.156	to	30.156	108,382	3,268,398	2.64	0.60	to	0.60	(1.26)	to	(1.26)
	2021	30.540	to	30.540	115,200	3,518,159	1.89	0.60	to	0.60	24.58	to	24.58
	2020	24.514	to	24.514	115,926	2,841,861	2.89	0.60	to	0.60	2.63	to	2.63
	2019	23.886	to	23.886	125,235	2,991,374	3.25	0.60	to	0.60	23.68	to	23.68
Vanguard Equity Index
	2023	40.662	to	40.662	6,325	257,173	1.40	0.60	to	0.60	25.36	to	25.36
	2022	32.436	to	32.436	6,356	206,146	1.27	0.60	to	0.60	(18.72)	to	(18.72)
	2021	39.905	to	39.905	4,304	171,770	1.29	0.60	to	0.60	27.78	to	27.78
	2020	31.229	to	31.229	7,576	236,602	1.67	0.60	to	0.60	17.50	to	17.50
	2019	26.579	to	26.579	14,566	387,153	2.02	0.60	to	0.60	30.51	to	30.51

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard High Yield Bond
	2023	$16.154	to	$16.154	10,522	$169,976	4.53%	0.60%	to	0.60%	11.00%	to	11.00%
	2022	14.553	to	14.553	8,850	128,801	5.83	0.60	to	0.60	(9.91)	to	(9.91)
	2021	16.153	to	16.153	34,507	557,388	4.17	0.60	to	0.60	3.06	to	3.06
	2020	15.674	to	15.674	34,525	541,128	5.42	0.60	to	0.60	5.04	to	5.04
	2019	14.922	to	14.922	49,328	736,050	5.82	0.60	to	0.60	14.99	to	14.99
Vanguard International
	2023	25.979	to	25.979	1,949	50,637	1.77	0.60	to	0.60	13.97	to	13.97
	2022	22.795	to	22.795	7,369	167,968	1.46	0.60	to	0.60	(30.54)	to	(30.54)
	2021	32.817	to	32.817	13,006	426,814	0.27	0.60	to	0.60	(2.13)	to	(2.13)
	2020	33.531	to	33.531	13,016	436,433	0.73	0.60	to	0.60	56.64	to	56.64
	2019	21.407	to	21.407	5,607	120,023	1.48	0.60	to	0.60	30.44	to	30.44
Vanguard Mid-Cap Index
	2023	33.485	to	33.485	2,567	85,965	1.40	0.60	to	0.60	15.14	to	15.14
	2022	29.082	to	29.082	2,765	80,409	1.21	0.60	to	0.60	(19.31)	to	(19.31)
	2021	36.040	to	36.040	5,463	196,898	1.08	0.60	to	0.60	23.61	to	23.61
	2020	29.156	to	29.156	5,779	168,488	1.55	0.60	to	0.60	17.37	to	17.37
	2019	24.842	to	24.842	6,823	169,499	1.74	0.60	to	0.60	30.09	to	30.09
Vanguard Real Estate Index
	2023	20.293	to	20.293	17,452	354,155	2.47	0.60	to	0.60	11.03	to	11.03
	2022	18.277	to	18.277	14,418	263,509	2.25	0.60	to	0.60	(26.74)	to	(26.74)
	2021	24.947	to	24.947	31,449	784,549	2.10	0.60	to	0.60	39.37	to	39.37
	2020	17.900	to	17.900	36,385	651,293	2.60	0.60	to	0.60	(5.42)	to	(5.42)
	2019	18.926	to	18.926	43,512	823,494	2.83	0.60	to	0.60	28.03	to	28.03
Vanguard Short Term Investment Grade
	2023	11.692	to	11.692	6,032	70,529	2.99	0.60	to	0.60	5.52	to	5.52
	2022	11.080	to	11.080	40,747	451,472	2.36	0.60	to	0.60	(6.28)	to	(6.28)
	2021	11.823	to	11.823	62,961	744,383	1.84	0.60	to	0.60	(1.05)	to	(1.05)
	2020	11.948	to	11.948	150,996	1,804,135	2.86	0.60	to	0.60	4.86	to	4.86
	2019	11.394	to	11.394	281,236	3,204,418	2.64	0.60	to	0.60	5.06	to	5.06
Vanguard Small Company Growth
	2023	31.976	to	31.976	607	19,430	0.40	0.60	to	0.60	18.94	to	18.94
	2022	26.885	to	26.885	607	16,338	0.26	0.60	to	0.60	(25.80)	to	(25.80)
	2021	36.233	to	36.233	505	18,322	0.35	0.60	to	0.60	13.53	to	13.53
	2020	31.914	to	31.914	570	18,186	0.97	0.60	to	0.60	22.45	to	22.45
	2019	26.063	to	26.063	3,834	99,930	0.49	0.60	to	0.60	27.34	to	27.34
Vanguard Total Bond Market Index
	2023	10.968	to	10.968	41,987	460,521	2.30	0.60	to	0.60	4.95	to	4.95
	2022	10.451	to	10.451	32,250	337,043	2.16	0.60	to	0.60	(13.74)	to	(13.74)
	2021	12.115	to	12.115	33,538	406,296	2.58	0.60	to	0.60	(2.30)	to	(2.30)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Total Bond Market Index (Continued)
	2020	$12.400	to	$12.400	70,395	$872,932	2.60%	0.60%	to	0.60%	6.93%	to	6.93%
	2019	11.596	to	11.596	51,137	592,974	5.11	0.60	to	0.60	8.02	to	8.02
Vanguard Total Stock Market Index
	2023	39.158	to	39.158	6,972	272,996	1.04	0.60	to	0.60	25.20	to	25.20
	2022	31.277	to	31.277	5,982	187,095	1.39	0.60	to	0.60	(20.07)	to	(20.07)
	2021	39.131	to	39.131	17,458	683,134	1.27	0.60	to	0.60	24.89	to	24.89
	2020	31.333	to	31.333	20,254	634,620	1.43	0.60	to	0.60	19.83	to	19.83
	2019	26.147	to	26.147	17,210	450,007	1.64	0.60	to	0.60	29.97	to	29.97
Virtus Duff & Phelps Real Estate Securities Series I
	2023	18.639	to	18.639	181	3,378	1.72	0.60	to	0.60	10.65	to	10.65
	2022	16.845	to	16.845	336	5,677	1.32	0.60	to	0.60	(26.34)	to	(26.34)
	2021	22.870	to	22.870	336	7,705	1.06	0.60	to	0.60	45.99	to	45.99
	2020	15.665	to	15.665	336	5,288	1.31	0.60	to	0.60	(1.92)	to	(1.92)
	2019	15.972	to	15.972	336	5,380	3.01	0.60	to	0.60	27.01	to	27.01
Virtus KAR Small-Cap Growth Series I
	2023	45.268	to	45.268	823	37,256	—	0.60	to	0.60	19.28	to	19.28
	2022	37.951	to	37.951	1,013	38,463	—	0.60	to	0.60	(30.56)	to	(30.56)
	2021	54.655	to	54.655	1,013	55,392	—	0.60	to	0.60	4.58	to	4.58
	2020	52.260	to	52.260	1,462	76,392	—	0.60	to	0.60	44.15	to	44.15
	2019	36.253	to	36.253	1,502	54,444	—	0.60	to	0.60	36.84	to	36.84
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2023	31.159	to	31.159	622	19,375	1.95	1.25	to	1.25	5.48	to	5.48
	2022	29.539	to	29.539	661	19,537	—	1.25	to	1.25	(26.81)	to	(26.81)
	2021	40.361	to	40.361	704	28,435	—	1.25	to	1.25	(10.96)	to	(10.96)
	2020	45.331	to	45.331	750	33,982	0.61	1.25	to	1.25	32.08	to	32.08
	2019	34.321	to	34.321	792	27,193	0.15	1.25	to	1.25	30.48	to	30.48

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Resource Variable Account B
Notes to Financial Statements
7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 24, 2024, the date which the Separate Account's financial statements were available to be issued.